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CONNECTICUT DAILY TAX                                       600 FIFTH AVENUE
FREE INCOME FUND, INC.                                      NEW YORK, N.Y. 10020

Class A Shares; Class B Shares                              (212) 830-5220

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PROSPECTUS

May 31, 2001


A money market fund whose investment objectives are to seek as high a level of current income, exempt from Federal income tax and, to the extent possible, from Connecticut personal income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

  2  Risk/Return Summary: Investments, Risks,      7  Management, Organization
     and Performance                                  and Capital Structure
  4  Fee Table                                     8  Shareholder Information
  5  Investment Objectives, Principal Investment  16  Distribution Arrangements
     Strategies and Related Risks                 18  Financial Highlights

I.  RISK/RETURN SUMMARY: INVESTMENTS,         RISKS, AND PERFORMANCE

Investment Objectives
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     The Fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity, and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies
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     The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, debt obligations of:

(i)   Connecticut, and its political subdivisions;

(ii) Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii) other states.

These debt obligations are collectively referred to throughout this Prospectus as Municipal Obligations.

     The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

     The Fund intends to concentrate (e.g. invest 25% or more of the Fund's total net assets) in Connecticut Municipal Obligations, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies or other financial institutions.

Principal Risks
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o    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency.

o Because the Fund intends to concentrate in Connecticut Municipal Obligations, including Participation Certificates therein, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

o An investment in the Fund should be made with an understanding of the risks that an investment in Connecticut Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of Connecticut are described in "Connecticut Risk Factors" in the Statement of Additional Information.

o Because the Fund reserves the right to invest up to 20% of its total assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to regular Federal, state and local income tax and Federal alternative minimum tax.

Risk/Return Bar Chart and Table
--------------------------------------------------------------------------------

     The following bar chart and table may assist you in your decision to invest in the Fund. The bar chart shows the change in the annual total returns of the Fund's Class A shares for the last ten calendar years. The table shows the Fund's average annual total return for the last one, five and ten year periods for the Class A shares and the one year period for the Class B shares The table also includes the Fund's average annual total return since inception for each Class. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for each Class may be obtained by calling the Fund toll-free at 1-800-221-3079.

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       Connecticut Daily Tax Free Income Fund, Inc. - Class A (1)(2)(3)

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
1991                3.72%
1992                2.20%
1993                1.70%
1994                2.18%
1995                3.04%
1996                2.59%
1997                2.74%
1998                2.55%
1999                2.30%
2000                3.04%

(1) As of March 31, 2001, the Class A shares of the Fund had a year-to-date return of 0.58%.

(2) The Fund's highest quarterly return for its Class A shares was 0.97% for the quarter ended March 31, 1991; the lowest quarterly return for its Class A shares was 0.38% for the quarter ended March 31, 1993.

(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns - For the periods ended December 31, 2000

                                                Class A            Class B

One Year                                         3.04%              3.25%
Five Years                                       2.64%              N/A
Ten Years                                        2.60%              N/A
Average Annual Total Return Since Inception*     3.32%              2.86%

_____________________
* Inception is May 23, 1985 for Class A shares and October 10, 1996 for Class B shares.

                                    FEE TABLE
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.

Shareholder Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases.....          None

Wire Redemption Fee..........................          $15.00*

* There is a $15 fee for all wire redemptions of less than $10,000.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                              Class A Shares    Class B Shares

Management Fees...........................        .30%              .30%
Distribution and Service (12b-1) Fees.....        .20%              None
Other Expenses............................        .36%              .35%
    Administration Fees...................   .21%           .21%
                                            ------          -----
Total Annual Fund Operating Expenses......        .86%              .65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 Year      3 Years     5 years      10 years

          Class A:            $88         $274        $476         $1,060
          Class B:            $66         $207        $361         $  808

II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives
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     The Fund is a short-term, tax-exempt money market fund that seeks as high a level of current income exempt from Federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

     The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund that would be affected by such a change.

Principal Investment Strategies
--------------------------------------------------------------------------------

Generally

     The Fund will invest primarily (i.e., at least 80%) in short-term, high quality, debt obligations which include:


(i) Connecticut Municipal Obligations issued by or on behalf of the State of Connecticut or any Connecticut local governments, or their instrumentalities, authorities or districts;

(ii) Territorial Municipal Obligations issued by or on behalf of Puerto Rico, Guam and the Virgin Islands or their instrumentalities, authorities, agencies and political subdivisions; and

(iii)Municipal Obligations issued by or on behalf of other states, their authorities, agencies, instrumentalities and political subdivisions.

     The Fund may also invest in Participation Certificates in Municipal Obligations. These "Participation Certificates" are purchased by the Fund from banks, insurance companies or other financial institutions and cause the Fund to be treated as the owner of an interest in the underlying Municipal Obligations for Federal income tax purposes.

     The Fund may invest more than 25% of its assets in Participation Certificates and other Connecticut Municipal Obligations.

     Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participation Certificates, the Fund reserves the right to invest up to 20% of its total assets in taxable securities, whose interest income is subject to regular Federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in "Taxable Securities" in the Statement of Additional Information.

     Included in the same 20% of total assets in taxable securities, the Fund may also purchase Municipal Obligations and Participation Certificates whose interest income may be subject to the Federal alternative minimum tax.

     To the extent suitable Connecticut Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends derived from these investments will be designated by the Fund as derived from interest income that will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax, but will be subject to Connecticut personal income taxes.

     The Fund will invest at least 65% of its total assets in Connecticut Municipal Obligations, although the exact amount may vary from time to time. As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment adviser. Such a temporary defensive position may cause the Fund to not achieve its investment objectives.

     With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations or Participation Certificates issued by a single issuer. The Fund shall not invest more than 5% of its total assets in

Municipal Securities or Participation Certificates issued by a single issuer unless the Municipal Obligations are of the highest quality.

     With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in Municipal Obligations or Participation Certificates backed by a demand feature or guarantee from the same institution.

     The Fund's investments may also include "when-issued" Municipal Obligations and stand-by commitments.

     The Fund's investment manager considers the following factors when buying and selling securities for the portfolio: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

     In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 90 days or less.

     The Fund will only invest in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but that have been determined by the Fund's Board of Directors to be of comparable quality.

     Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess the security's credit risks and shall take such action as it determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the investment manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment manager's actions.

     For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks
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     The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

     By investing in liquid, short-term, high quality investments that have high quality credit support from banks, insurance companies or other financial institutions (i.e. Participation Certificates and other variable rate demand instruments), the Fund's management believes that it can protect the Fund against credit risks that may exist on long-term Connecticut Municipal Obligations. The Fund may still be exposed to the credit risk of the institution providing the investment. Changes in the credit quality of the provider could affect the value of the security and your investment in the Fund.

     Because of the Fund's concentration in investments in Connecticut Municipal Obligations, the safety of an investment in the Fund will depend substantially upon the financial strength of Connecticut and its political subdivisions.

     The primary purpose of investing in a portfolio of Connecticut Municipal Obligations is the special tax treatment accorded Connecticut resident individual investors. Payment of interest and preservation of principal, however, are dependent upon the continuing ability of the Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Connecticut issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision. Exempt-interest derived from Connecticut Municipal Obligations will be exempt from the Connecticut Income Tax. Exempt-interest dividends derived from Territorial Municipal Obligations also should be exempt from Connecticut Income Tax provided the Fund complies with applicable Connecticut laws. Other distributions from the Fund may be subject to Connecticut Income Tax. (See "Tax Consequences" herein.)

     Because the Fund may concentrate in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. These characteristics and risks include extensive governmental regulations, changes in the availability and cost of capital funds, and general economic conditions (see "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information). These factors may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

     The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of April 30, 2001 the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $15.6 billion. The Manager has been an investment adviser since 1970 and currently is manager of thirteen other registered investment companies. The Manager also advises pension trusts, profit-sharing trusts and endowments.

     Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Fund pays the Manager a fee equal to .30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. For the fiscal year ended January 31, 2001, the Fund paid the Manager a management fee equal to 0.30% per annum of the Fund's average daily net assets.

     Pursuant to the Administrative Services Contract, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to
 .21% per annum of the Fund's average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fee. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. For the fiscal year ended January 31, 2001, the Fund paid the Manager a fee for administrative services equal to 0.21% per annum for the Fund's average daily net assets.

     In addition, Reich & Tang Distributors, Inc., the Distributor, receives a servicing fee equal to .20% per annum of the average daily net assets of the Class A shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses which are attributable to more than one Class of shares of the Fund will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

IV.  SHAREHOLDER INFORMATION

     The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either purchases or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations - Purchase of Class A Shares" for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares
--------------------------------------------------------------------------------

     The net asset value of the Fund's shares is determined as of 12 noon, Eastern Standard time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading (i.e. national holidays). The net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

     Shares are issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Fund shares begin accruing income on the day the shares are issued to an investor. The Fund reserves the right to reject any purchase order for its shares. Certificates for Fund shares will not be issued to an investor.

Purchase of Fund Shares
--------------------------------------------------------------------------------

     The Fund does not accept a purchase order until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders accompanied by Federal Funds and received after 12 noon, New York City time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

     Investors may, if they wish, invest in the Fund through a Participating Organization with which they have an account. All other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly as Class B shareholders of the Fund. Class B shareholders do not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who, because they may not be legally permitted to receive such as fiduciaries, do not receive compensation from the Fund's Distributor or the Manager.

     The minimum initial investment in the Fund for both classes of shares is
(i) $1,000 for purchases through Participating Organizations - this may be satisfied by initial investments aggregating $1,000 by a Participating Organization on behalf of their customers whose initial investments are less than $1,000, (ii) $1,000 for securities brokers, financial institutions and other industry professionals that are not Participating Organizations, and (iii) $5,000 for all other investors. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100 unless the investor is a client of a Participating Organization whose clients have made aggregate subsequent investments of $100.

     Each shareholder, except those purchasing through Participating Organizations, will receive a personalized monthly statement from the Fund listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating
Organizations - Purchase of Class A Shares
--------------------------------------------------------------------------------

     Investors purchasing shares through a Participating Organization become Class A shareholders and are referred to as Participant Investors. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Fund's distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

     Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to the Participant Investors showing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares during the period covered by the statement, and (iii) the income earned by Fund shares during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

     Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

     In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 12 noon, Eastern Standard time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day only if the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., Eastern Standard time, on that day. Orders for which Federal Funds are received after 4:00 p.m., Eastern Standard time, will result in share issuance the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Class B Shares
--------------------------------------------------------------------------------

     Investors who wish to invest in the Fund directly may obtain a current prospectus and the subscription order form necessary to open an account by telephoning the Fund at the following numbers:

    Within New York                    212-830-5220
    Outside New York (TOLL FREE)       800-221-3079

Mail
     Investors may send a check made payable to "Connecticut Daily Tax Free Income Fund, Inc." along with a completed subscription order form to:

     Connecticut Daily Tax Free Income Fund, Inc.
     Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

     Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. An investor's purchase order will not be accepted until the Fund receives Federal Funds. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20 fee for each returned check.

Bank Wire

     To purchase shares of the Fund using the wire system for transmittal of money among banks, investors should first obtain a new account number by telephoning the Fund at 212-830-5220 (within New York) or at 800-221-3079 (outside New York) and then instruct a member commercial bank to wire money immediately to:

    The Bank of New York
    ABA # 021000018
    Reich & Tang Funds
    DDA # 890040352-7
    For Connecticut Daily Tax Free
       Income Fund, Inc.
    Account of (Investor's Name)
               -------------------------------------
    Fund Account #
                   ---------------------------------
    SS#/Tax ID#
               -------------------------------------

     The investor should then promptly complete and mail the subscription order form.

     Investors planning to wire funds should instruct their bank so the wire transfer can be accomplished before 12 noon, Eastern Standard time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, Eastern Standard time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Personal Delivery

     Deliver a check made payable to "Connecticut Daily Tax Free Income Fund, Inc." along with a completed subscription order form to:

     Reich & Tang Mutual Funds
     600 Fifth Avenue - 8th Floor
     New York, New York 10020

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege
--------------------------------------------------------------------------------

     You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account.

You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation in these programs upon 30 days' notice to you.

Subsequent Purchases of Shares
--------------------------------------------------------------------------------

     Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

     Connecticut Daily Tax Free Income Fund, Inc.
     Mutual Funds Group
     P.O. Box 13232
     Newark, New Jersey  07101-3232

     There is a $100 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

     A shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year, provided that the information on the subscription order form on file with the Fund is still applicable.

Redemption of Shares
--------------------------------------------------------------------------------

     A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class upon receipt by the Fund's transfer agent of the redemption order (and any supporting documentation that it may require). Normally, payment for redeemed shares is made on the same Fund Business Day after the redemption is effected, provided the redemption request is received prior to 12 noon, Eastern Standard time. However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which can take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

     A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve system or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

     Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

     Connecticut Daily Tax Free Income Fund, Inc.
     c/o Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

     All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed.

     Normally the redemption proceeds are paid by check and mailed to the shareholder of record.

Checks

     By making the appropriate election on their subscription order form, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

     There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future if the Board of Directors determines that these actions are in the best interests of the Fund and its shareholders.

     Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested.

     Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, it will provide the shareholder with a supply of checks.

Telephone

     The Fund accepts telephone requests for redemption from shareholders who elect this option on their subscription order form. The proceeds of a telephone redemption may be sent to the shareholders at their addresses or, if in excess of $1,000, to their bank accounts, both as set forth in the subscription order form or in a subsequent written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

     A shareholder making a telephone withdrawal should call the Fund at 212-830-5220 (outside New York at 800-221-3079) and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and (v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 12 noon, Eastern Standard time. Proceeds are sent the next Fund Business Day if the redemption request is received after 12 noon, Eastern Standard time. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

     There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

     The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase his total net asset value to the minimum amount.

Specified Amount Automatic
Withdrawal Plan
--------------------------------------------------------------------------------

     Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the 23rd day of the month. Whenever such 23rd day of a month is not a Fund Business Day, the payment date is the Fund Business Day preceding the 23rd day of the month. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

     An election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder but the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions
--------------------------------------------------------------------------------
     The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

     Net realized capital gains (the excess of net long-term capital gains over net short-term capital gains), if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

     Because Class A shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege
--------------------------------------------------------------------------------

     Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. Currently the exchange privilege program has been established between the Fund and California Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Short Term Income Fund, Inc. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

     There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

     The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is to be made.

     Instructions for exchanges may be made by sending a signature guaranteed written request to:

     Connecticut Daily Tax Free Income Fund, Inc.
     c/o Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at 212-830-5220 (within New York) or 800-221-3079 (outside New York). The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Tax Consequences
--------------------------------------------------------------------------------

Federal Income Taxes
--------------------

     Dividends paid by the Fund that are designated by the Fund as exempt interest dividends and derived from Municipal Obligations and Participation Certificates, will be exempt from regular Federal income tax whether received in cash or reinvested in additional shares, provided the Fund meets certain requirements of the Internal Revenue Code, including the requirement in the Code that at the close of each quarter of its taxable year at least 50 percent of the value of the total assets of the Fund consists of Municipal Obligations and certain other state and local obligations described in Code Section 103(a), but may be subject to Federal alternative minimum tax. These dividends are referred to as exempt-interest dividends.

     Dividends paid from investment company taxable income, if any, and distributions of any realized short-term capital gains (from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund.

     The Fund does not expect to realize long-term capital gains, and thus does not contemplate distributing "capital gain dividends" or having undistributed capital gain income within the meaning of the Code.

     The Fund will inform shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year.

     For shareholders that are Social Security recipients, interest on tax-exempt bonds, including "exempt-interest dividends" paid by the Fund, is added to the shareholder's adjusted gross income to determine the amount of Social Security benefits includible in their gross income.

     Interest on certain personal private activity bonds will constitute an item of tax preference subject to the individual Federal alternative minimum tax. Shareholders that are corporations will be required to include in alternative minimum taxable income 75% of the amount by which their adjusted current earnings (including tax-exempt interest) exceeds their alternative minimum taxable income (determined without this tax item). In certain cases shareholders that are Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to tax on tax-exempt interest.

     The sale, exchange or redemption of shares will generally be a taxable disposition of an asset that may result in a taxable gain or loss for the shareholder if the shareholder receives more or less than it paid for its shares. An exchange pursuant to the exchange privilege is treated as a sale on which the shareholder may realize a taxable gain or loss.

     With respect to variable rate demand instruments, including Participation Certificates therein, the Fund will be treated for Federal income tax purposes as the owner of an interest in the underlying Municipal Obligations and that the interest thereon will be exempt from regular Federal income taxes to the Fund to the same extent as the interest on the underlying Municipal Obligations.

     The United States Supreme Court has held that there is no constitutional prohibition against the Federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations.

     The Fund may invest a portion of its assets in securities that generate income that is not exempt from Federal, state or local income tax. Income exempt from Federal income tax may be subject to state and local income tax.

Connecticut Income Taxes

     The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. However, in the opinion of Day, Berry & Howard LLP, special Connecticut tax counsel to the Fund, exempt-interest dividends paid by the Fund that are correctly designated as derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Municipal Obligations") or obligations, the interest on which Connecticut is prohibited from taxing by Federal law ("Territorial Municipal Obligations") are not subject to the Connecticut tax on the Connecticut taxable income of individuals, trusts and estates (the "Connecticut Personal Income Tax").

     Exempt-interest dividends that are not derived from Connecticut Municipal Obligations or Territorial Municipal Obligations and any other dividends of the Fund that are treated as ordinary income for Federal income tax purposes are includible in a taxpayer's tax base for the purposes of the Connecticut Personal Income Tax.

     While capital gain dividends are not anticipated by the Fund, capital gain dividends and amounts, if any, in respect of undistributed long-term capital gains of the Fund would be includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax, as would gains, if any, recognized upon the redemption, sale, or exchange of shares of the Fund, except that, in the case of taxpayers holding shares of the Fund as capital assets, capital gain dividends derived from Connecticut Municipal Obligations are not subject to the tax.

     Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the Federal alternative minimum tax, other than exempt-interest dividends derived from Connecticut Municipal Obligations or Territorial Municipal Obligations, may be subject to the net Connecticut minimum tax.

     All dividends paid by the Fund, including exempt-interest dividends, are includible in gross income for purposes of the Connecticut Corporation Business Tax payable by companies taxed as corporations. However, the Corporation Business Tax allows a deduction for a portion of amounts includible in gross income thereunder to the extent they are treated as dividends other than exempt-interest dividends or capital gain dividends for Federal income tax purposes, but disallows deductions for expenses related to such amounts.

     Shareholders are urged to consult their tax advisors with respect to the treatment of distributions from the Fund in their own states and localities.

V.   DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees
--------------------------------------------------------------------------------

     Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays shareholder servicing fees in connection with the distribution of shares and for services provided to the Class A shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).

     Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares. For nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor solicits orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

     Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Class A shares only, a service fee equal to .20% per annum of the Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of the Fund. The Class B shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

     The Plan and the Shareholder Servicing Agreement provide that in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

     The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray costs, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund, (ii) to compensate certain Participating Organizations for providing assistance in distributing the Class A shares of the Fund, and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's Class A shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

VI.  FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the Fund's Class A and Class B financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP for the fiscal years ended January 31, 2001 and 2000 and by other auditors for the fiscal years prior to January 31, 2000. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, is included in the annual report, which is available upon request.


CLASS A                                                                Year Ended January 31,
                                                 2001           2000            1999           1998           1997
                                               --------       ---------      ---------       --------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                               --------       ---------      ---------       --------       ---------
Income from investment operations:
Net investment income.....................        0.030          0.023          0.025          0.027          0.026
Less distributions:
Dividends from net investment income......     (  0.030)      (  0.023)      (  0.025)      (  0.027)      (  0.026)
                                               ---------      ---------      ---------    -----------    ------------
Net asset value, end of year..............     $  1.00        $  1.00        $   1.00       $  1.00        $  1.00
                                                ========       ========       ========       ========       ========
Total Return..............................        3.03%          2.31%           2.52%         2.74%          2.59%
Ratios/Supplemental Data:
Net assets, end of year (000).............     $100,790       $ 100,554      $ 182,227      $167,780       $ 136,606
Ratios to average net assets:
Expenses+.................................        0.86%          0.86%           0.88%          0.89%          0.91%
Net investment income.....................        2.98%          2.26%           2.48%          2.70%          2.56%
Expenses paid indirectly..................        0.00%          0.00%           0.00%          0.00%          0.02%


                                                            Year Ended                          October 10, 1996
CLASS B                                                    January 31,                     (Commencement of Offering) to
-------                                  -----------------------------------------------
                                            2001         2000        1999         1998           January 31, 1997
                                         ---------    ---------   ---------     --------         ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.... $  1.00      $   1.00    $   1.00      $  1.00             $   1.00
                                         ---------    ---------   ---------     --------            ---------
Income from investment operations:
  Net investment income.................    0.032         0.025       0.027        0.029                0.009
Less distributions:
  Dividends from net investment income.. (  0.032)    (   0.025)  (   0.027)    (  0.029)           (   0.009)
                                          -------      ---------   ---------    -------              ---------
Net asset value, end of period.......... $  1.00      $   1.00        $1.00        $1.00                $1.00
                                         ========     ============    =======   =======              =========
Total Return............................    3.25%         2.50%       2.72%        2.96%                2.83%*
Ratios/Supplemental Data:
Net assets, end of period (000)......... $ 33,901     $  10,628   $     389     $     4             $      7
Ratios to average net assets:
  Expenses+.............................    0.65%         0.67%       0.69%        0.67%                0.70%*
  Net investment income.................    3.12%         2.49%       2.50%        2.95%                2.80%*
  Expenses paid indirectly..............    0.00%         0.00%       0.00%        0.00%                0.02%*

* Annualized
+ Includes expenses paid indirectly


                                   CONNECTICUT
                                    DAILY TAX
                                   FREE INCOME
                                   FUND, INC.



                                   PROSPECTUS

                                  May 31, 2001

     A Statement of Additional Information (SAI) dated May 31, 2001, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the Annual and Semi-Annual Shareholder Reports. You may obtain the SAI, the Annual and Semi-Annual Reports and other material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.

=====================================================


======================================================

     A current SAI has been filed with the Securities and Exchange Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http://www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplication fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


811-4265


           Reich & Tang Distributors, Inc.
                 600 Fifth Avenue
               New York, NY 10020
                   (212) 830-5220



CT5/01P

======================================================

--------------------------------------------------------------------------------
PROSPECTUS                                                        May 31, 2001
--------------------------------------------------------------------------------
[GRAPHIC OMITTED][GRAPHIC OMITTED]

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.

Evergreen Class of Shares - distributed through Evergreen Distributor, Inc.

         A money market fund whose investment objectives are to seek as high a level of current income exempt from regular Federal income tax and, to the extent possible, from Connecticut personal income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

Risk/Return Summary: Investments,            Management, Organization and
  Risks, and Performance            3          Capital Structure             7
Fee Table                           5        Shareholder Information         8
Investment Objectives, Principal Investment  Distribution Arrangements       13
  Strategies, and Related Risks     6        Financial Highlights            14

--------------------------------------------------------------------------------
           I. RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE
--------------------------------------------------------------------------------

Investment Objectives

The Fund seeks as high a level of current income exempt from regular Federal income tax and to the extent possible, Connecticut income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity, and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies

The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, debt obligations of:

(i)  Connecticut, and its political subdivisions,

(ii) Puerto Rico, Guam and other United States Territories, and their political subdivisions, and

(iii)other states.

These debt obligations are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

The Fund intends to concentrate (e.g. invest 25% or more of the Fund's total net assets) in Connecticut Municipal Obligations, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies or other financial institutions.

Principal Risks

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency.

o Because the Fund intends to concentrate in Connecticut Municipal Obligations, including Participation Certificates therein, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

o An investment in the Fund should be made with an understanding of the risks which an investment in Connecticut Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of Connecticut are described in "Connecticut Risk Factors" in the Statement of Additional Information.

o Because the Fund reserves the right to invest up to 20% of its total assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to regular Federal, state and local income tax and Federal alternative minimum tax.

Risk/Return Bar Chart And Table

The following bar chart and table may assist you in your decision to invest in the Fund. The bar chart shows the annual total returns of the Fund's Evergreen shares for the last calendar year. The table shows the Evergreen shares' average annual total return for the last one year and since inception periods. The table also includes the Evergreen shares' average annual total return since inception. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The Fund's current 7-day yield may be obtained by calling the Fund toll-free at 1-800-221-3079.

--------------------------------------------------------------------------------

       Connecticut Daily Tax Free Income Fund, Inc. - Class A (1)(2)(3)

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
2000                3.04%

(1) As of March 31, 2001, the Evergreen shares of the Fund had a year to date return of 0.58%.

(2) The Fund's highest quarterly return for the Evergreen shares was 0.81% for the quarter ended December 31, 2000; the lowest quarterly return for the Evergreen was 0.61% for the quarter ended March 31, 2000.

(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns - For the periods ended December 31, 2000

                                                           Evergreen Shares

One Year                                                         3.04%
Average Annual Total Return Since Inception*                     2.85%

* Inception is July 30, 1999 for the Evergreen shares.

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                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the expenses that you may pay if you buy and hold Evergreen shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                       Evergreen Shares

Management Fees................................           .30%
Distribution and Service (12b-1) Fees..........           .20%
Other Expenses.................................           .36%
  Administration Fees..........................  .21%
                                                      -----
Total Annual Fund Operating Expenses...........           .86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year         3 years       5 years      10 years
                             ------         -------       -------      --------

     Evergreen Shares:         $88            $274          $476        $1,060

--------------------------------------------------------------------------------
  II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------
Investment Objectives

The Fund is a short-term, tax-exempt money market fund that seeks as high a level of current income, exempt from regular Federal income tax and to the extent possible, Connecticut income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund that would be affected by such a change.

Principal Investment Strategies

Generally

The Fund will invest primarily (i.e., at least 80%) in short-term, high quality, debt obligations which include:

(i) Connecticut Municipal Obligations issued by or on behalf of the State of Connecticut or any Connecticut local governments, or their instrumentalities, authorities or districts;

(ii) Territorial Municipal Obligations issued by or on behalf of Puerto Rico, Guam and the Virgin Islands or their instrumentalities, authorities, agencies and political subdivisions; and

(iii)Municipal Obligations issued by or on behalf of other states, their authorities, agencies, instrumentalities and political subdivisions.

The Fund may also invest in Participation Certificates in Municipal Obligations. These "Participation Certificates" are purchased by the Fund from banks, insurance companies or other financial institutions and cause the Fund to be treated as the owner of an interest in the underlying Municipal Obligations for Federal income tax purposes.

The Fund may invest more than 25% of its assets in Participation Certificates and other Connecticut Municipal Obligations.

Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participation Certificates, the Fund reserves the right to invest up to 20% of its total assets in taxable securities whose interest income is subject to regular Federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in "Taxable Securities" in the Statement of Additional Information.

Included in the same 20% of total assets in taxable securities, the Fund may also purchase Municipal Obligations and participation certificates whose interest income may be subject to the Federal alternative minimum tax.

To the extent suitable Connecticut Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends derived from these investments will be designated by the Fund as derived from interest income that will be, in the opinion of bond counsel to the issuer at the date of issuance exempt from regular Federal income tax, but will be subject to the Connecticut income tax.

The Fund will invest at least 65% of its total assets in Connecticut Municipal Obligations, although the exact amount may vary from time to time. As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment advisor. Such a temporary defensive position may cause the Fund to not achieve its investment objectives.

With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations or Participation Certificates issued by a single issuer. The Fund shall not invest more than 5% of its total assets in Municipal Securities or Participation Certificates issued by a single issuer unless the Municipal Obligations are of the highest quality.

With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in Municipal Obligations or Participation Certificates backed by a demand feature or guarantee from the same institution.

The Fund's investments may also include "when-issued" Municipal Obligations and stand-by commitments.

The Fund's investment manager considers the following factors when buying and selling securities for the portfolio: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's Board of Directors to be of comparable quality.

Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess the security's credit risks and shall take such action as it determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the investment manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment manager's actions.

For a more detailed description of (i) the securities that the Fund will invest in, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

By investing in liquid, short-term, high quality investments that have high quality credit support from banks, insurance companies or other financial institutions (i.e. Participation Certificates and other variable rate demand instruments), the Fund's management believes that it can protect the Fund against credit risks that may exist on long-term Connecticut Municipal Obligations. The Fund may still be exposed to the credit risk of the institution providing the investment. Changes in the credit quality of the provider could affect the value of the security and your investment in the Fund.

The primary purpose of investing in a portfolio of Connecticut Municipal Obligations is the special tax treatment accorded Connecticut resident individual investors. Payment of interest and preservation of principal, however, are dependent upon the continuing ability of the Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Connecticut issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision. Exempt-interest derived from Connecticut Municipal Obligations will be exempt from the Connecticut Income Tax. Exempt-interest dividends derived from Territorial Municipal Obligations also should be exempt from the Connecticut Income Tax provided the Fund complies with applicable Connecticut law. Other distributions from the Fund may be subject to Connecticut Income tax. (See "Tax Consequences" herein.)

Because of the Fund's concentration in investments in Connecticut Municipal Obligations, the safety of an investment in the Fund will depend substantially upon the financial strength of Connecticut and its political subdivisions.

Because the Fund may concentrate in Participation Certificates which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. This includes extensive governmental regulations, changes in the availability and cost of capital funds, and general economic conditions (see "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information) which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

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              III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of April 30, 2001, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $15.6 billion. The Manager has been an investment adviser since 1970 and currently is manager of thirteen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Fund pays the Manager a fee equal to .30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. For the fiscal year ended January 31, 2001, the Fund paid the Manager a management fee equal to 0.30% per annum of the Fund's average daily net assets.

Pursuant to the Administrative Services Contract, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to
 .21% per annum of the Fund's average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fee. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. For the fiscal year ended January 31, 2001, the Fund paid the Manager a fee for administrative services equal to 0.21% per annum of the Fund's average daily net assets.

In addition, Reich & Tang Distributors, Inc., the Distributor, receives a servicing fee equal to .20% per annum of the average daily net assets of the Evergreen shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses which are attributable to more than one Class of shares of the Fund will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

--------------------------------------------------------------------------------
                           IV. SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Evergreen shares have been created for the primary purpose of providing a Connecticut tax-free money market fund product for shareholders of certain funds distributed by Evergreen Distributor, Inc. ("EDI"). Shares of the Fund, other than Evergreen shares, are offered pursuant to a separate prospectus. Evergreen shares are identical to other shares of the Fund, with respect to investment objectives and yield, but differ with respect to certain other matters, including shareholder services and purchase and redemption of shares.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either purchase or redemptions. All transactions in Evergreen shares are effected through the Evergreen Service Company, the transfer agent for these Shares, who accepts orders for purchases and redemptions from Participating Organizations (broker-dealers, banks, or other financial intermediaries) and from investors directly.

Pricing of Fund Shares

The net asset value of the Fund's shares is determined as of 12 noon, Eastern Standard time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading (i.e national holidays). The net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

Shares are issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds. Fund shares begin accruing income on the day the shares are issued to an investor. The Fund reserves the right to reject any purchase order for its shares. Certificates for Fund shares will not be issued to an investor.

How to Buy Shares

Only Evergreen shares are offered through this Prospectus. You can purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through Evergreen Distributor, Inc. ("EDI"). The minimum initial investment is $1,000 which may be waived in certain situations. There is no minimum for subsequent investments. In states where EDI is not registered as a broker-dealer, shares of the Fund will only be sold through other broker-dealers or other financial institutions that are registered. Instructions on how to purchase shares of the Fund are set forth in the Share Purchase Application.

The Fund does not accept a purchase order until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders accompanied by Federal Funds and received after 12 noon, New York City time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Application Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's Manager incurs. If such investor is an existing shareholder, the Fund may redeem shares from his or her account to reimburse the Fund or the Fund's Manager for any loss. In addition, such investors may be prohibited or restricted from making further purchase in any of the Evergreen mutual funds.

How To Redeem Shares

You may "redeem", i.e., sell your shares in the Fund to the Fund on any Fund Business Day, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. Eastern Standard time for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. Eastern Standard time.

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to Evergreen Service Company which is the registrar, transfer agent and dividend disbursing agent for the Evergreen
Shares of the Fund. Stock power forms are available from your financial intermediary, Evergreen Service Company, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to Evergreen Service Company.

Shareholders may withdraw amounts of $1,000 or more from their accounts by calling Evergreen Service Company at 800-423-2615 between the hours of 8:00 a.m. to 5:30 p.m. Eastern Standard time each Fund Business Day. Redemption requests made after 4:00 p.m. Eastern Standard time will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach Evergreen Service Company by telephone should follow the procedures outlined above for redemption by mail.

The telephone redemption service is not available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank. Evergreen Service Company currently deducts a $5.00 wire charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon Eastern Standard time. Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121 with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to Evergreen Service Company. Shareholders should allow approximately ten days for such form to be processed. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of telephone instructions. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephone requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time.

Redemptions by Check. Shareholders of Evergreen shares are not charged for checks provided through Evergreen Service Company. Shareholders will be subject to the Evergreen Service Company rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from Evergreen Service Company.) When such a check is presented to Evergreen Service Company for payment, Evergreen Service Company, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by Evergreen Service Company if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to Evergreen Service Company for payment.

Shareholders wishing to use this method of redemption should fill out the appropriate part of the Share Purchase Application (including the Signature
Card) and mail the completed form to Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. Shareholders requesting this service after an account has been opened must contact Evergreen Service Company since additional documentation will be required. Currently there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.

Shareholder Services

The Fund provides Evergreen shareholders with the following shareholder services. For more information about these services or your account, contact EDI or the toll-free number on the back of this Prospectus. Some services are described in more detail in the Share Purchase Application.

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $25,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account two business days after the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder, but the Fund does not expect that there will be any realized capital gains.

Investments Through Employee Benefit and Savings Plan. Certain qualified and non-qualified benefit and savings plans may make shares of the Fund and the other Evergreen mutual funds available to their participants. Each Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) or during which the SEC determines that trading thereon is restricted (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly to determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 12 noon, Eastern Standard time, on any Fund Business Day become effective at 12 noon that day. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective. A redemption request received after 12 noon, Eastern Standard time, on any Fund Business Day becomes effective on the next Fund Business Day.

The Fund has reserved the right to close an account that through redemptions has remained below $1,000 for 30 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

The redemption of shares may result in the investor's receipt of more or less than he paid for his shares and, thus, in a taxable gain or loss to the investor.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains (the excess of net long-term capital gains over net short-term capital gains), if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

Because Evergreen shares bear a service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to the Evergreen shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

Tax Consequences

Federal Income Taxes

Dividends paid by the Fund that are designated by the Fund as exempt interest dividends and derived from Municipal Obligations and Participation Certificates, will be exempt from regular Federal income tax whether received in cash or reinvested in additional shares, provided the Fund meets certain requirements of the Internal Revenue Code, including the requirement in the Code that at the close of each quarter of its taxable year at least 50 percent of the value of the total assets of the Fund consists of Municipal Obligations and certain other state and local obligations described in Code Section 103(a), but may be subject to Federal alternative minimum tax. These dividends are referred to as exempt-interest dividends. Income exempt from Federal income tax, however, may be subject to state and local income tax.

Dividends paid from investment company taxable income and distributions of short-term capital gains (from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund.

The Fund does not expect to realize long-term capital gains, and thus does not contemplate distributing "capital gain dividends" or having undistributed capital gain income. The Fund will inform shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year.

For shareholders that are Social Security and Railroad Retirement recipients, interest on tax-exempt bonds, including "exempt-interest dividends" paid by the Fund, is added to shareholders' adjusted gross income to determine the amount of Social Security benefits includible in their gross income.

Interest on certain private activity bonds will constitute an item of tax preference subject to the individual Federal alternative minimum tax. Shareholders that are corporations will be required to include in alternative minimum taxable income 75% of the amount by which their adjusted current earnings (including tax-exempt interest) exceeds their alternative minimum taxable income (determined without this tax item). In certain cases Shareholders that are Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to tax on tax-exempt interest.

The sale, exchange or redemption of shares will generally be a taxable disposition of an asset that may result in a taxable gain or loss for the shareholder if the shareholder receives more or less than it paid for its shares. An exchange pursuant to the exchange privilege is treated as a sale on which a shareholder may realize a taxable gain or loss.

With respect to variable rate demand instruments, including participation certificates therein, the Fund will be treated for Federal income tax purposes as the owner of the underlying Municipal Obligations and that the interest thereon will be exempt from regular Federal income taxes to the Fund to the same extent as the interest on the underlying Municipal Obligations.

The United States Supreme Court has held that there is no constitutional prohibition against the Federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations.

The Fund may invest a portion of its assets in securities that generate income that is not exempt from Federal, state or local income tax. Income exempt from federal income tax may be subject to state and local income tax.

Connecticut Income Taxes

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. However, in the opinion of Day, Berry & Howard LLP, special Connecticut tax counsel to the Fund, exempt-interest dividends paid by the Fund that are correctly designated as derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Municipal Obligations") or obligations, the interest on which Connecticut is prohibited from taxing by Federal law ("Territorial Municipal Obligations") are not subject to the Connecticut tax on the Connecticut taxable income of individuals, trusts and estates (the "Connecticut Personal Income Tax").

Exempt-interest dividends that are not derived from Connecticut Municipal Obligations or Territorial Municipal Obligations and any other dividends of the Fund that are treated as ordinary income for Federal income tax purposes are includible in a taxpayer's tax base for the purposes of the Connecticut Personal Income Tax.

While capital gain dividends are not anticipated by the Fund, capital gain dividends and amounts, if any, in respect of undistributed long-term capital gains of the Fund would be includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax, as would gains, if any, recognized upon the redemption, sale, or exchange of shares of the Fund, except that, in the case of taxpayers holding shares of the Fund as capital assets, capital gain dividends derived from Connecticut Municipal Obligations are not subject to the tax.

Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the Federal alternative minimum tax, other than exempt-interest dividends derived from Connecticut Municipal Obligations or Territorial Municipal Obligations, may be subject to the net Connecticut minimum tax.

All dividends paid by the Fund, including exempt-interest dividends, are includible in gross income for purposes of the Connecticut Corporation Business Tax payable by companies taxed as corporations. However, the Corporation Business Tax allows a deduction for a portion of amounts includible in gross income thereunder to the extent they are treated as dividends other than exempt-interest dividends or capital gain dividends for Federal income tax purposes, but disallows deductions for expenses related to such amounts.

Shareholders are urged to consult their tax advisers with respect to the treatment of distributions from the Fund in their own states and localities.

--------------------------------------------------------------------------------
                          V. DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------
Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to Evergreen shareholders. The Fund pays these fees from Evergreen assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Evergreen shares of the Fund).

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares. For nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor solicits orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Evergreen shares, a service fee equal to .20% per annum of the Evergreen shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Evergreen shares of the Fund.

The Plan and the Shareholder Servicing Agreement provide that the Fund in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement, and
(ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray costs, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Evergreen shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Evergreen shares of the Fund; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's Evergreen shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee (with respect to the Evergreen shares) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

--------------------------------------------------------------------------------
                            VI. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This financial highlights table is intended to help you understand the Evergreen shares' financial performance since inception. Certain information reflects financial results for a single Evergreen share. The total returns in the table represent the rate that an investor would have earned on an investment in the Evergreen shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                           Year                     July 30, 1999
EVERGREEN SHARES                                          Ended            (Commencement of Offering) to
----------------
                                                       January 31, 2001          January 31, 2000
                                                       ----------------          ----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........           $   1.00                   $  1.00
                                                          ---------                  ---------
Income from investment operations:
     Net investment income.....................               0.030                     0.012
Less distributions:
     Dividends from net investment income......           (   0.030)                 (  0.012)
                                                          ---------                   --------
Net asset value, end of period.................           $   1.00                   $  1.00
                                                          =========                   ========
Total Return...................................               3.03%                     1.23%**
Ratios/Supplemental Data:
Net assets, end of period (000)................           $  49,029                  $  33,611
Ratios to average net assets:
     Expenses+.................................               0.86%                     0.86%*
     Net investment income.....................               2.98%                     2.26%*
     Expenses paid indirectly..................               0.00%                     0.00%*

*    Annualized
**   Unannualized
+ Includes expenses paid indirectly.


                      [This Page Intentionally Left Blank.]

A Statement of Additional Information (SAI) dated May 31, 2001 includes additional information about the Fund and is investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the Annual and Semi-Annual Shareholder Reports. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.


A current SAI has been filed with the Securities and Exchange Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http://www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplication fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-842-8090. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.






Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

811-4265


                                                                  537621 (REV05)
                                                                  5/01

--------------------------------------------------------------------------------
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

                                   PROSPECTUS

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.

                         JPMorgan Select Class of Shares
             Distributed through J.P. Morgan Fund Distributors, Inc.

May 31, 2001


A money market fund whose investment objectives are to seek as high a level of current income exempt from Federal income tax and to the extent possible, from Connecticut personal income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

2 Risk/Return Summary: Investments, Risks,       9  Management, Organization and
  and Performance                                   Capital Structure
5 Fee Table                                     10  Shareholder Information
6 Investment Objectives, Principal Investment   21  Distribution Arrangements
  Strategies and Related Risks                  23  Financial Highlights

---------------------------------------
I.       RISK/RETURN SUMMARY:
  INVESTMENTS, RISKS, AND PERFORMANCE
--------------------------------------

Investment Objectives

The Fund seeks as high a level of current income exempt from regular Federal income tax and to the extent possible, Connecticut income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity, and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies

The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, debt obligations of:

(i)  Connecticut, and its political subdivisions;

(ii) Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)other states.

These debt obligations are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

The Fund intends to concentrate (e.g. invest 25% or more of the Fund's total assets) in Connecticut Municipal Obligations, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

Principal Risks

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency.

o Because the Fund intends to concentrate in Connecticut Municipal Obligations, including Participation Certificates therein, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

o An investment in the Fund should be made with an understanding of the risks that an investment in Connecticut Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of Connectcut issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of Connecticut are described in "Connecticut Risk Factors" in the Statement of Additional Information.

o Because the Fund reserves the right to invest up to 20% of its total assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to regular Federal, state and local income tax and Federal alternative minimum tax.

Risk/Return Bar Chart and Table

The following bar chart and table may assist you in your decision to invest in the Fund. The bar chart shows the annual total return of the Fund's JPMorgan Select shares for the last calendar year. The table shows the JPMorgan Select shares' average annual total return for the one year and since inception periods. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The Fund's current 7-day yield may be obtained by calling the Fund toll-free at 1-800-221-3079.

--------------------------------------------------------------------------------

Connecticut Daily Tax Free Income Fund, Inc. - Class A (1)(2)(3)

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
2000                3.04%

(1) As of March 31, 2001, the JPMorgan Select shares of the Fund had a year to date return of 0.58%.

(2) The Fund's highest quarterly return for the JPMorgan Select shares was 0.81% for the quarter ended December 31, 2000; the lowest quarterly return for the JPMorgan Select shares was 0.61% for the quarter ended March 31, 2000.

(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns -
  For the periods ended December 31, 2000

                                                   JPMorgan Select Shares

One Year                                                   3.04%
Since Inception*                                           2.85%

* The inception date for the JPMorgan Select shares was July 30, 1999.

                                    FEE TABLE
--------------------------------------------------------------------------------

This table describes the expenses that you may pay if you buy and hold JPMorgan Select shares of the Fund.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                   JPMorgan Select Shares

Management Fees                                              .30%
Distribution and Service (12b-1) Fees                        .20%
Other Expenses                                               .36%
  Administration Fees                                        .21%
                                                       ----
Total Annual Fund Operating Expenses                         .86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.


Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 year     3 years      5 years      10 years

JPMorgan Select Shares           $88        $274         $476         $1,060

II.  INVESTMENT OBJECTIVES,
     PRINCIPAL INVESTMENT STRATEGIES AND
     RELATED RISKS
     ------------------------------------
Investment Objectives


The Fund is a short-term, tax-exempt money market fund that seeks as high a level of current income exempt from regular Federal income tax and to the extent possible, Connecticut income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.


The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund that would be affected by such a change.

Principal Investment Strategies

Generally


The Fund will invest primarily (i.e., at least 80%) in short-term, high quality, debt obligations which include:


(i) Connecticut Municipal Obligations issued by or on behalf of the State of Connecticut or any Connecticut local governments, or their instrumentalities, authorities or districts;


(ii) Territorial Municipal Obligations issued by or on behalf of Puerto Rico, Guam and the Virgin Islands or their instrumentalities, authorities, agencies and political subdivisions; and

(iii)Municipal Obligations issued by or on behalf of other states, their authorities, agencies, instrumentalities and political subdivisions.

The Fund may also invest in Participation Certificates in Municipal Obligations. These "Participation Certificates" are purchased by the Fund from banks, insurance companies or other financial institutions and cause the Fund to be treated as the owner of an interest in the underlying Municipal Obligations for Federal income tax purposes.


The Fund may invest more than 25% of its assets in Participation Certificates and other Connecticut Municipal Obligations.

Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participation Certificates, the Fund reserves the right to invest up to 20% of its total assets in taxable securities whose interest income is subject to regular Federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in "Taxable Securities" in the Statement of Additional Information.

Included in the same 20% of total assets in taxable securities, the Fund may also purchase securities and participation certificates whose interest income may be subject to the Federal alternative minimum tax.

To the extent suitable Connecticut Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends derived from these investments will be designated by the Fund as derived from interest income that will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax, but will be subject to Connecticut income tax.

The Fund will invest at least 65% of its total assets in Connecticut Municipal Obligations, although the exact amount may vary from time to time. As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment advisor. Such a temporary defensive position may cause the Fund to not achieve its investment objectives.

With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations or Participation Certificates issued by a single issuer. The Fund shall not invest more than 5% of its total assets in Municipal Securities or Participation Certificates issued by a single issuer unless the Municipal Obligations are of the highest quality.

With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in Municipal Obligations or Participation Certificates backed by a demand feature or guarantee from the same institution.

The Fund's investments may also include "when-issued" Municipal Obligations and stand-by commitments.

The Fund's investment manager considers the following factors when buying and selling securities for the portfolio: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 90 days or less.

The Fund will only invest in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but that have been determined by the Fund's Board of Directors to be of comparable quality.

Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess the security's credit risks and shall take such action as it determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the investment manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment manager's actions.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

By investing in liquid, short-term, high quality investments that have high quality credit support from banks, insurance companies or other financial institutions (i.e. Participation Certificates and other variable rate demand instruments), the Fund's management believes that it can protect the Fund against credit risks that may exist on long-term Connecticut Municipal Obligations. The Fund may still be exposed to the credit risk of the institution providing the investment. Changes in the credit quality of the provider could affect the value of the security and your investment in the Fund.

Because of the Fund's concentration in investments in Connecticut Municipal Obligations, the safety of an investment in the Fund will depend substantially upon the financial strength of Connecticut and its political subdivisions.

The primary purpose of investing in a portfolio of Connecticut Municipal Obligations is the special tax treatment accorded Connecticut resident individual investors. Payment of interest and preservation of principal, however, are dependent upon the continuing ability of the Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Connecticut issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision.

Because the Fund may concentrate in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. These characteristics and risks include extensive governmentalregulations, changes in the availability and cost of capital funds, and general economic conditions (see "Variable Rate Demand Instruments and

Participation Certificates" in the Statement of Additional Information). These factors may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

III. MANAGEMENT,
     ORGANIZATION AND
     CAPITAL STRUCTURE
     ------------------

The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of April 30, 2001, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $15.6 billion. The Manager has been an investment adviser since 1970 and currently is manager of thirteen other registered investment companies. The Manager also advises pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Fund pays the Manager a fee equal to 0.30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. For the fiscal year ended January 31, 2001, the Fund paid the Manager a management fee equal to 0.30% per annum of the Fund's average daily net assets.

Pursuant to the Administrative Services Contract, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to 0.21% per annum of the Fund's average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. For the fiscal year ended January 31, 2001, the Fund paid the Manager a fee for administrative services equal to 0.21% per annum for the Fund's average daily net assets.

In addition, Reich & Tang Distributors, Inc., the Distributor, receives a servicing fee equal to 0.20% per annum of the average daily net assets of the JPMorgan

Select shares of the Fund under the Shareholder Servicing Agreement.
The fees are accrued daily and paid monthly. Investment management fees and operating expenses which are attributable to more than one Class of shares of the Fund will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

IV. SHAREHOLDER
    INFORMATION
    -----------

JPMorgan Select shares have been created for the primary purpose of providing a Connecticut tax-free money market fund product for shareholders of certain funds distributed by JPMorgan Fund Distributors, Inc. ("JPM"). Shares of the Fund, other than JPMorgan Select shares, are offered pursuant to a separate prospectus. JPMorgan Select shares are identical to other shares of the Fund, with respect to investment objectives and yield, but differ with respect to certain other matters, including shareholder services and purchase and redemption of shares.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either purchases or redemptions. All transactions in JPMorgan Select shares are effected through DST Systems, Inc. the transfer agent for JPMorgan Select shares ("DST"), who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations - Purchase of JPMorgan Select Shares" for a definition of Participating Organizations), JPM and dealers with whom JPM has entered into agreements for this purpose.

Pricing of Fund Shares

The net asset value of Fund's shares is determined as of 12 noon, Eastern Standard time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading (i.e., national holidays). The net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

Shares are issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Fund shares begin accruing income on the day the shares are issued to an investor. The Fund reserves the right to reject any purchase order for its shares. Certificates for Fund shares will not be issued to an investor.

Purchase of Fund Shares

The Fund does not accept a purchase order until an investor's payment has been converted into Federal Funds and is received by DST, the Fund's transfer agent for JPMorgan Select Shares. Orders accompanied by Federal Funds and received after 12 noon, Eastern Standard time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Only JPMorgan Select shares are offered through this Prospectus. Investors may invest in JPMorgan Select shares through JPM or through dealers with whom JPM has entered into agreements for this purpose as described herein. In addition, those who have accounts with Participating Organizations may invest in the JPMorgan Select shares through their Participating Organizations in accordance with the procedures established by the Participating Organizations. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Distributor from its shareholder servicing fee and by the Manager from its management fee for the performance of these services. The minimum initial investment in the JPMorgan Select shares is $2,500. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100.

Investments Through Participating Organizations - Purchase of JPMorgan Select Shares

Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund.

When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares. Also, Participating Organizations may send periodic account statements to the Participating Investors showing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares during the period covered by the statement, and (iii) the income earned by Fund shares during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 12 noon, Eastern Standard time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day only if the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., Eastern Standard time, on that day. Orders for which Federal Funds are received after 4:00 p.m., Eastern Standard time, will result in share issuance the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchase of JPMorgan Select Shares

Investors may obtain a current prospectus and the order form necessary to open an account by telephoning the JPMorgan Funds Service Center at 1-800-348-4782.

Mail. To purchase shares of the "JPMorgan Select shares" send a check made payable to "JPMorgan

Select Shares of Connecticut Daily Tax Free Income Fund, Inc." along with a completed subscription order form to:

Connecticut Daily Tax Free
      Income Fund, Inc.
P.O. Box 219392
Kansas City, Missouri 64121-9392

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire. To purchase JPMorgan Select shares using the wire system for transmittal of money among banks, investors should first telephone the Fund at 1-800-348-4782 to obtain a new account number. The investor should then instruct a member commercial bank to wire the money immediately to:

Chase Manhattan Bank
ABA #021000021
JPMORGAN FUNDS
DDA #323-125832

For Connecticut Daily Tax Free Income Fund, Inc.
Account of
          --------------------------
Account #
         ---------------------------
SS#/Tax ID#
           -------------------------

The investor should then promptly complete and mail the subscription order form.

Investors planning to wire funds should instruct their bank so that wire transfer can be accomplished before 12 noon, Eastern Standard time, on that same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, Eastern Standard time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of JPMorgan Select Shares

Subsequent purchases can be made either by bank wire or by mailing a check to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, Missouri 64141-9392

There is a $100 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may re-open an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class upon receipt by DST, the Fund's transfer agentfor JPMorgan Select Shares, of the redemption order (and any supporting documentation that it may require). Normally, payment for redeemed shares is made on the same Fund Business Day after the redemption is effected, provided the redemption request is received prior to 12 noon, New York City time. However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which can take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve system or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, Missouri 64141-9392

All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed.

Normally the redemption proceeds are paid by check and mailed to the shareholder of record.

Checks

By making the appropriate election on their subscription order form, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $500 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

Shareholders are not charged for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future if the Board of Directors determines that these actions are in the best interests of the Fund and its shareholders.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, it will provide the shareholder with a supply of checks.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option on their subscription order form. The proceeds of a telephone redemption may be sent to the shareholders at their addresses or to their bank accounts, both as set forth in the subscription order form or in a subsequent written authorization. However, all telephone redemption instructions in excess of $25,000 will be wired directly to such previously designated bank account. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. To provide evidence of telephone instructions for JPMorgan Select shares, the transfer agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone instructions.

A shareholder making a telephone withdrawal should call the Fund at 1-800-348-4782, and state: (i) the name of the shareholder appearing on the Fund,s records, (ii) the shareholders account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholders designated bank account or address, and (v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 12 noon, Eastern Standard time. Proceeds are sent the next Fund Business Day if the redemption request is received after 12 noon, Eastern Standard time. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to DST, the Fund's transfer agent for JPMorgan Select Shares, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii)any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investors of a proposed mandatory redemption. During the notice period, a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares (without regard to the normal $100 requirement for an initial investment) to increase his total net asset value to the minimum amount during the notice period.

Specified Amount Automatic
Withdrawal Plan

Shareholders who own $10,000 or more shares of the Fund may elect to withdraw shares and receive payment from the Fund of a specified amount of $100 or more automatically on a monthly or quarterly basis in an amount approved and confirmed by the Manager. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value so that the designated payment is received on approximately the first or fifteenth day of the month following the end of the selected payment period. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

An election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form. The election may also be made, changed or terminated at any later time by the participant. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realizable capital gains.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains (the excess of net long-term capital gains over net short-term capital gains), if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

Exchange Privilege

Shareholders of the JPMorgan Select shares may exchange at relative net asset value for Vista Shares of the JPMorgan U.S. Government Money Market Fund, the JPMorgan 100% U.S. Treasury Securities Money Market Fund, the JPMorgan Treasury Plus Money Market Fund, the JPMorgan Federal Money Market Fund II, the JPMorgan Prime Money Market Fund II, the JPMorgan Cash Management Fund, the JPMorgan Tax Free Money Market Fund, the JPMorgan New York Tax Free Money Market Fund, the JPMorgan California Tax Free Money Market Fund, and the JPMorgan Select shares of any Reich & Tang Asset Management, LLC sponsored fund, and may exchange at relative net asset value plus any applicable sales charges, the JPMorgan Select shares of the Fund for the shares of the non-money market JPMorgan Funds, in accordance with the terms of the then-current prospectus of the fund being acquired. The prospectus of the JPMorgan Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. With respect to exchanges into a fund which charges a front-end sales charge, such sales charge will not be applicable if the shareholder previously acquired his JPMorgan Select shares by exchange from such fund. Under the exchange privilege, JPMorgan Select shares may be exchanged for shares of other funds only if those funds are registered in the states where the exchange may legally be made. In addition, the account registration for the JPMorgan Funds into which JPMorgan Select shares are being exchanged must be identical to that of the account registration for the Fund from which shares are being redeemed. Any such exchange may create a gain or loss to be recognized for Federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund up to five business days if the Fund determined that it would be disadvantaged by an immediate transfer of the proceeds. (This privilege may be amended or terminated at any time following 60 day's written notice.) Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain pre-authorizations or indemnifications are accepted and on file. Further information is available from the Transfer Agent.

Tax Consequences

Federal Income Taxes

Dividends paid by the Fund that are designated by the Fund as exempt interest dividends and derived from Municipal Obligations and Participation Certificates will be exempt from regular Federal income tax whether received in cash or reinvested in additional shares, provided the Fund meets certain requirements of the Internal Revenue Code, including the requirement in the Code that at the close of each quarter of its taxable year at least 50 percent of the value of the total assets of the Fund consists of Municipal Obligations and certain other state and local obligations described in Code Section 103(a), but may be subject to Federal alternative minimum tax. These dividends are referred to as exempt-interest dividends.

Dividends paid from investment company taxable income, if any, and distributions of any realized short-term capital gains (from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund.

The Fund does not expect to realize long-term capital gains, and thus does not contemplate distributing "capital gain dividends" or having undistributed capital gain income.

The Fund will inform shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year.

For Shareholders that are Social Security recipients, interest on tax-exempt bonds, including "exempt-interest dividends" paid by the Fund, is added to the shareholder's adjusted gross income to determine the amount of Social Security benefits includible in their gross income.

Interest on certain private activity bonds will constitute an item of tax preference subject to the individual Federal alternative minimum tax. Shareholders that are corporations will be required to include in alternative minimum taxable income 75% of the amount by which their adjusted current earnings (including tax-exempt interest) exceeds their alternative minimum taxable income (determined without this tax item). In certain cases, shareholders that are Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to tax on tax-exempt interest.

The sale, exchange or redemption of shares will generally be a taxable disposition of an asset that may result in a taxable gain or loss for the shareholder if the shareholder receives more or less than it paid for its shares. An exchange pursuant to the exchange privilege is treated as a sale on which the shareholder may realize a taxable gain or loss.

With respect to variable rate demand instruments, including Participation Certificates therein, the Fund will be treated for Federal income tax purposes as the owner of an interest in the underlying Municipal Obligations and that the interest thereon will be exempt from regular Federal income taxes to the Fund to the same extent as the interest on the underlying Municipal Obligations.

The United States Supreme Court has held that there is no constitutional prohibition against the Federal government taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations.

The Fund may invest a portion of its assets in securities that generate income that is not exempt from Federal, state or local income tax. Income exempt from Federal income tax may be subject to state and local income tax.

Connecticut Income Taxes

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. However, in the opinion of Day, Berry & Howard LLP, special Connecticut tax counsel to the Fund, exempt-interest dividends paid by the Fund that are correctly designated as derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Municipal Obligations") or obligations, the interest on which Connecticut is prohibited from taxing by Federal law ("Territorial Municipal Obligations") are not subject to the Connecticut tax on the Connecticut taxable income of individuals, trusts and estates (the "Connecticut Personal Income Tax").

Exempt-interest dividends that are not derived from Connecticut Municipal Obligations or Territorial Municipal Obligations and any other dividends of the Fund that are treated as ordinary income for Federal income tax purposes are includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax.

While capital gain dividends are not anticipated by the Fund, capital gain dividends and amounts, if any, in respect of undistributed long-term capital gains of the Fund would be includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax, as would gains, if any, recognized upon the redemption, sale, or exchange of shares of the Fund, except that, in the case of taxpayers holding shares of the Fund as capital assets, capital gain dividends derived from Connecticut Municipal Obligations are not subject to the tax.

Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the Federal alternative minimum tax, other than exempt-interest dividends derived from Connecticut Municipal Obligations or Territorial Municipal Obligations, may be subject to the net Connecticut minimum tax.

All dividends paid by the Fund, including exempt-interest dividends, are includible in gross income for purposes of the Connecticut Corporation Business Tax payable by companies taxed as corporations. However, the Corporation Business Tax allows a deduction for a portion of amounts includible in gross taxable income thereunder to the extent they are treated as dividends other than exempt-interest dividends or capital gain dividends for Federal income tax purposes, but disallows deductions for expenses related to such amounts.

Shareholders are urged to consult their tax advisers with respect to the treatment of distributions from the Fund in their own states and localities.

V.  DISTRIBUTION
    ARRANGEMENTS
    -------------
Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays shareholder servicing fees in connection with the distribution of shares and for services provided to the JPMorgan Select shareholders. The Fund pays these fees from JPMorgan Select assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to the JPMorgan Select shares.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares. For nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor solicits orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the JPMorgan Select shares, a service fee equal to 0.20% per annum of the JPMorgan Select shares average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the JPMorgan Select shares of the Fund.

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray costs, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the

JPMorgan Select shares of the Fund, (ii) to compensate certain Participating Organizations for providing assistance in distributing the JPMorgan Select shares of the Fund, and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the JPMorgan Select shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

                            VI. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This financial highlights table is intended to help you understand the JPMorgan Select shares' financial performance since inception. Certain information reflects financial results for a single JPMorgan Select share. The total returns in the table represent the rate that an investor would have earned on an investment in the JPMorgan Select shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


JPMorgan Select Shares
---------------------
                                                                 July 30, 1999
                                            Year               (Commencement of)
                                           Ended                offering) to
                                       January 31, 2001         January 31, 2000

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......   $1.00                   $1.00
                                             ------                  ------
Income from investment operations:
   Net investment income..................    0.030                   0.012
Less distributions:
   Dividends from net investment income...  ( 0.030)                ( 0.012)
                                             ------                  ------
Net asset value, end of period............   $1.00                   $1.00
                                             ======                  ======
Total Return..............................    3.03%                   1.23%**
Ratios/Supplemental Data
Net assets, end of period (000)...........   $64,067                 $40,983
Ratios to average net assets:
  Expenses+...............................    0.86%                   0.86%*
  Net investment income...................    2.98%                   2.26%*
  Expenses paid indirectly................    0.00%                   0.00%*

*   Annualized
**  Unannualized
+ Includes expenses paid indirectly.

A Statement of Additional Information (SAI) dated May 31, 2001, includes additional information about the Fund and is investments and is incorporated by reference into this Prospectus. Further information about Fund's investments is available in the Annual and Semi-Annual Shareholder Reports. You may obtain the SAI, the Annual and Semi-Annual Reports and other material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http://www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplication fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

811-4265

                                                                 PSMM5-31-601

[GRAPHIC OMITTED]

JPMorgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

JPMorgan Money Market Funds

                                                         NEW ACCOUNT APPLICATION
JPMorgan Money Market Funds

Please complete and mail to:
JPMorgan Funds Service Center, P.O. Box 219392,
Kansas City, MO 64121-9392

1. Account Registration
--------------------------------------------------------------------------------

Please Print name clearly and exactly as account is to be registered

FOR INDIVIDUAL:
Note: To establish an account beneficiary, check TOD box below and designate beneficiaries in the space provided, or include on a separate page:

 _
[_] TOD___________________________________________________________

 ________________________    ___    _________________
[________________________]  [___]  [_________________]
First Name                   M.I.  Last Name
 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]
Social Security Number

FOR JOINT ACCOUNT:
In the case of joint registration, this account will be registered joint tenants with rights of survivorship and not tenants in common, unless otherwise stated by the investor.

Note: To establish an account beneficiary, check TOD box below and designate beneficiaries in the space provided, or include on a separate page:

 _
[_] TOD___________________________________________________________

 ________________________    ___    _________________
[________________________]  [___]  [_________________]
First Name                   M.I.  Last Name

 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]
Social Security Number

 ________________________    ___    _________________
[________________________]  [___]  [_________________]
First Name                   M.I.  Last Name

 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]
Social Security Number


                                                                     APP2-28-301

      New Account Application

J.P. Morgan Money Market Funds

FOR A MINOR:
 ________________________    ___    _________________
[________________________]  [___]  [_________________]
Custodian First Name         M.I.  Last Name

Custodian for
 ________________________    ___    _________________
[________________________]  [___]  [_________________]
Minor's First Name           M.I   Last Name

 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]
Minor's Social Security Number

           __________________________
Under the [__________________________] Uniform Gifts/Transfers to Minors Act.
                Name of State

FOR TRUST, CORPORATION, PARTNERSHIP OR OTHER LEGAL ENTITY:
The Registered owner is a:
 _                 _
[_] Corporation   [_] Trust
 _                 _
[_] Partnership   [_] Non-Profit or Charitable Organization
 _
[_] Other______________________________________

 ____________________________________________________________________________
[____________________________________________________________________________]
Name of Entity (If a Trust, include date of agreement and type)

 ____________________________________________________________________________
[____________________________________________________________________________]

 ____________________________________________________________________________
[____________________________________________________________________________]
Authorized Individual

 _   _   _    _   _    _   _   _   _   _      __________________________
[_] [_] [_] -[_] [_] -[_] [_] [_] [_] [_]    [__________________________]
Tax I.D. Number                               Title


2. Mailing Address
--------------------------------------------------------------------------------
 ________________________________________    ________________
[________________________________________]  [________________]
Street                                      Apt. No.
 _______________________________   _______   ________________
[_______________________________] [_______] [________________]
City                              State     Zip
  _________________________         _________________________
[(_______)_________________]      [(_______)_________________]
Daytime Phone Number              Evening Phone Number
 ____________________________________________________________
[____________________________________________________________]
Country

3. Initial Investment
   $2,500 minimum initial investment per fund/account or $250 initial investment with a $200 systematic monthly purchase
--------------------------------------------------------------------------------

A. Please indicate the name of the Fund you wish to invest in and make your check payable to the Fund(s).

    JPMorgan Fund Name (Fund Number)                         Amount
 _                                                  ___________________________
[_] California Tax Free Money Market Fund (99)     [$__________________________]
                                                     ___________________________
[_] Federal Money Market Fund (353)                [$__________________________]
 _                                                  ___________________________
[_] New York Tax Free Money Market Fund (3)        [$__________________________]
 _                                                  ___________________________
[_] Prime Money Market Fund (283)                  [$__________________________]
 _                                                  ___________________________
[_] Select Shares of Connecticut Daily             [$__________________________]
    Tax Free Income Fund (140)
 _                                                  ___________________________
[_] Select Shares of New Jersey Daily              [$__________________________]
    Municipal Income Fund (141)
 _                                                  ___________________________
[_] Tax Free Money Market Fund (2)                 [$__________________________]
 _                                                  ___________________________
[_] Treasury Plus Money Market Fund (678)          [$__________________________]
 _                                                  ___________________________
[_] U.S. Government Money Market Fund (220)        [$__________________________]
 _                                                  ___________________________
[_] 100% U.S. Treasury Securities                  [$__________________________]
    Money Market Fund (677)

B. Please have your representative fill in this information if he/she opened your account. This will avoid a duplicate order.
 ______________________________________    __________________________________
[______________________________________]  [__________________________________]
Trade Date                                Confirm Number
 ____________________________________________________________________________
[____________________________________________________________________________]
Account Number
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
4. For Dealer Use Only
   When opening your account through a representative, have him/her complete this section
--------------------------------------------------------------------------------
We guarantee the signature and legal capacity of the applicant.
 ____________________________________________________________________________
[____________________________________________________________________________]
Dealer/Company Name

 __________________________________    ______________________________________
[__________________________________]  [______________________________________]
Dealer Number                         Branch and Region Number (if applicable)

 ____________________________________________________________________________
[____________________________________________________________________________]
Address

 __________________________________    ______________________________________
[__________________________________]  [______________________________________]
Representative Name                   Rep. #

 ____________________________________________________________________________
[(_______)___________________________________________________________________]
Daytime Phone Number

 ____________________________________________________________________________
[____________________________________________________________________________]
Authorized Signature

5. Distributions
   Please indicate how you would like to receive distributions (check only one)
--------------------------------------------------------------------------------
    _
1. [_] Dividends reinvested in additional shares
    _
2. [_] Dividends automatically deposited to your registered bank account
       (Please complete Section 7)
    _
3. [_] Dividends mailed to your address in Section 2


6. Telephone Privileges
   You will be able to execute telephone transactions by calling 1-800-34-VISTA (1-800-348-4782) 24 hours a day for automated service, 8:30 am - 7 pm EST to speak with a service representative
--------------------------------------------------------------------------------

You will automatically receive:

[X] Yes  [ ] No  Telephone Purchases -- Your purchase will be deducted from the account you designate in Section 7 -- $100 minimum.

[X] Yes  [ ] No  Telephone Exchanges -- Into established JPMorgan Fund(s)
                 -- $100 minimum. Into new JPMorgan Fund(s) --
                 $2,500 minimum.

[X] Yes  [ ] No  Telephone Redemptions - Proceeds deposited in the bank account you designate in Section 7 or mailed to your address - maximum check amount $25,000.

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7. Bank Account Designation
   This section must be completed to permit certain options chosen in
   Sections 5, 6, 8 and 9
--------------------------------------------------------------------------------
Account name must match the name in Section 1. A blank/voided check is required for account and bank routing information.
 ____________________________________________________________________________
[____________________________________________________________________________]
Name of Bank                                  Branch

 ____________________________________________________________________________
[____________________________________________________________________________]
Bank Address                                  City/State/Zip

 ____________________________________________________________________________
[____________________________________________________________________________]
Type of Account (Checking/Savings)

 ____________________________________________________________________________
[____________________________________________________________________________]
Account Number
 _
[_] Please check this Box to confirm voided check is attached.


8. Systematic Investment Plan
   Amounts (minimum $100) will be automatically drawn on your bank account and invested in your JPMorgan Fund account
--------------------------------------------------------------------------------

Authorization Form

Invest automatically the amount of $_________________ on or about the ___________ day. Purchases will be made monthly unless you wish to elect quarterly by checking this box [_]. If the day you selected for your automatic purchase falls on a holiday or a weekend, the purchase could be delayed. Funds will be drawn from (check one):

1. [_] my/our bank account indicated in Section 7.

2. [_] my/our JPMorgan Fund Money Market Account and invested in another JPMorgan Fund, subject to applicable sales charges.

Fund Name: _______________________________Class of Shares: [_] A   [_] B

Your first automatic monthly investment will occur no sooner than two weeks after the receipt of your application.

9. Systematic Redemption Plan
   This is a convenient way to receive payments from your fund account. This Plan is subject to minimum account balances, minimum monthly or quarterly redemptions, and any applicable sales charges dependent upon the class of shares you own.
--------------------------------------------------------------------------------

Please make payments of $_______________ prior to the first day of every:
[_] month or [_] quarter beginning with the month of _________________. Your Application must be received in good order at least two weeks prior to first actual redemption date.

Check One: [_] Redemption proceeds automatically deposited to the account you designate in Section 7, or

           [_] Issue check on the 25th of the month and make check
               payable to:
 ____________________________________________________________________________
[____________________________________________________________________________]
Individual or Company Name
 ____________________________________________________________________________
[____________________________________________________________________________]
Street Address                              City/State/Zip


10. Checkwriting Authorization & Signature
--------------------------------------------------------------------------------
 _
[_] Check here if you would like checkwriting privileges. ($500 minimum per check.) Only one signature will be required on joint accounts.

Checkwriting drafts will be issued 15 days after account is funded by check, 7 days if funded by Automated Clearing House Purchase.


11. Acknowledgment, Certification & Signatures
    This section must be signed in order to open a JPMorgan Fund account
--------------------------------------------------------------------------------

Under the penalties of perjury, the undersigned certifies that (1) he/she is a citizen of [_] the United States or [_] (state country) ______________________,
(2) the Social Security Number or Taxpayer Identification Number shown in
Section 1 is correct, and (3) he/she is not subject to backup withholding either because he/she has not been notified that he/she is subject to backup withholding as a result of a failure to report all dividends, or the Internal Revenue Service has notified him/her that he/she is no longer subject to backup withholding. (If the undersigned is subject to backup withholding, cross out the words after (3) above.)

By signing this Application, the undersigned (1) appoints his/her broker-dealer or shareholder servicing agent, and/or authorized sub-agent, as his/her agent for all transactions on his/her behalf with any JPMorgan Fund; (2) certifies that he/she has received, reviewed and accepts this Application (including the services described herein) and the current prospectus(es) of the JPMorgan Fund(s) in which he/she is investing and accepts the related statement(s) of additional information; and (3) agrees that all statements in this Application apply to shares of any JPMorgan Fund or JPMorgan Select Shares of other funds into which his/her shares are transferred.

Subject to the terms and conditions herein and in the applicable Fund's prospectus and statement of additional information, the undersigned releases and agrees to hold harmless the JPMorgan Funds and its agents and/or sub-agents against any claim, liability, loss, damage, and expense for any act or failure to act in connection with Fund shares, any related investment account, privileges or services, and oral and written instructions relating thereto. Shareholders should be aware that JPMorgan and its affiliates may exchange among themselves certain information about the shareholder and his account.

The undersigned certifies that he/she (1) was not offered any advice or recommendation on investing in any Fund by any commercial bank; and (2) understands that (i) no investment account established with respect to the JPMorgan Funds is a deposit account and neither such account nor Fund shares are FDIC insured or insured by the Federal Reserve Board or any other agency; (ii) Fund shares are not obligations of, endorsed by, nor guaranteed by, JPMorgan or any commercial bank; and (iii) the undersigned must make his/her own investment decisions and assume all risk of loss -- including possible loss of principal -- resulting from decisions to purchase, exchange or sell shares of any Fund(s). The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
            _                       _
Check One: [_] U.S. Citizen        [_] Resident Alien
            _
           [_] Non-Resident Alien; Country of Tax Residency ___________________

Individual or Custodial Accounts
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Individual or Custodian                             Date
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Joint Tenant (if any)                               Date


Corporations, Partnerships, Trusts, etc.
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Corporate Officer, General Partner, Trustee, etc.   Date
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Corporate Officer, General Partner, Trustee, etc.   Date


--------------------------------------------------------------------------------
Please Complete the Following Sections if You Are an Institutional Investor Only
--------------------------------------------------------------------------------

12. Person(s) Authorized To Conduct Transactions
--------------------------------------------------------------------------------
The following persons ("Authorized Person(s)") are currently officers, trustees, general partners, or other authorized agents of the Shareholder. Any _____* of the Authorized Person(s) is, by lawful and appropriate action of the Shareholder, a person entitled to give instructions regarding purchases and redemptions or to make inquiries, regarding your Account.

 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date
 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date
 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date
 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date

DST Systems, Inc. ("DST") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither DST nor any entity on behalf of which DST is acting shall be liable for any claims or expenses (including legal fees) or for any losses, resulting from actions taken upon any instructions believed to be genuine. DST may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally applicable to any successor of DST.

*If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.


13. Certificate of Authority
--------------------------------------------------------------------------------
Institutional Investors must complete one of the following two Certificates of Authority.

A. FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS
(With a Board of Directors or Board of Trustees).

I, ____________________________________, Secretary of the above-named
Shareholder, do hereby certify that a meeting on _______________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the shareholder duly adopted a resolution which is in full force and effect and in accordance with the Shareholder's charter and by-laws, which resolution did the following: (1) empowered the officer/trustee executing this Application to do so, on behalf of the Shareholder; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Shareholder and to notify DST when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until DST receives a duly enacted amendment to the Certification form.

Witness my hand and seal on behalf of the Shareholder this _______ day of ___________________, 19_____

Secretary_________________________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the Shareholder.

 ____________________________________________________________________________
[____________________________________________________________________________]
Certifying Officer of the Corporation or Unincorporated Association

B. PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all the general partners/trustees of the Shareholder and that they have done the following under the authority of the Shareholder's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application to do so on behalf of the shareholder; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above; and
(3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the shareholder and to notify DST when changes in general partners/trustees occur. This authorization will remain in full force and effect until DST receives a further duly executed certification. If there are not enough spaces here for all the necessary signatures, complete a separate certificate containing the language of Certificate B and attach it to the Application.
 ____________________________________________________________________________
[____________________________________________________________________________]
 ____________________________________________________________________________
[____________________________________________________________________________]
 ____________________________________________________________________________
[____________________________________________________________________________]
 ____________________________________________________________________________
[____________________________________________________________________________]

                             -----------------------
                             NEW ACCOUNT APPLICATION
                             -----------------------


JPMorgan Money Market Funds
             (For Chase Clients Only)


1. Instructions
--------------------------------------------------------------------------------

Please complete this form and return it to your Chase Manhattan Bank Account Representative or in the enclosed postage-paid envelope.


2. Investment
--------------------------------------------------------------------------------

Please indicate the amount you would like to invest and read the fund prospectus carefully before investing or sending money.

JPMorgan Fund Name                                   Amount
 _                                                  ___________________________
[_] CA Tax Free Money Market Fund (99)             [$__________________________]

 _
[_] CT Daily Tax Free Income Fund (140)            [$__________________________]
    (Select Shares)                                 ___________________________
 _
[_] Federal Money Market Fund (353)                [$__________________________]

 _                                                  ___________________________
[_] NJ Daily Municipal Income Fund                 [$__________________________]
    (Select Shares) (141)
 _                                                  ___________________________
[_] NY Tax Free Money Market Fund (003)            [$__________________________]

 _                                                  ___________________________
[_] Prime Money Market Fund (283)                  [$__________________________]

 _                                                  ___________________________
[_] Tax Free Money Market Fund (002)               [$__________________________]
 _                                                  ___________________________
[_] Treasury Plus Money Market Fund (678)          [$__________________________]

 _                                                  ___________________________
[_] U.S. Government Money Market Fund (220)        [$__________________________]

 _                                                  ___________________________
[_] 100% U.S. Treasury Securities (677)            [$__________________________]
    Money Market Fund
 _                                                  ___________________________
[_] Other _______________________                  [$__________________________]


3. Initial Investment Options
--------------------------------------------------------------------------------

The undersigned authorizes The Chase Manhattan Bank or its affiliates ("Chase") to debit Chase account #____________________________ for the initial purchase of shares in the JPMorgan Funds ("the Funds").

                                                            JPMorgan Funds
                                                                      APP3-8-301

                      ----------------------------
                      ACCOUNT TRANSFER APPLICATION
                      ----------------------------

4. Account Registration
--------------------------------------------------------------------------------

Please print name clearly and exactly as account is to be registered

INDIVIDUAL:


 ________________________    ___    _________________
[________________________]  [___]  [_________________]
First Name                   M.I.  Last Name
 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]

Social Security Number

JOINT TENANT:
 ________________________    ___    _________________
[________________________]  [___]  [_________________]
First Name                   M.I.  Last Name

 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]

Social Security Number

 ________________________    ___    _________________
[________________________]  [___]  [_________________]
First Name                   M.I.  Last Name

 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]

Social Security Number

CORPORATION, PARTNERSHIP OR OTHER ENTITY (THE COMPANY):

Name of Corporation, Partnership or Entity


[_] [_] [_] -[_] [_] -[_] [_] [_] [_] [_]
Taxpayer Identification Number


Contact Name                                           Phone Number


Trustee's Name (if Trust)                              Date of Trust


TRANSFER TO A MINOR:

 ________________________    ___    _________________
[________________________]  [___]  [_________________]
Custodian First Name         M.I.  Last Name

As Custodian for
 ________________________    ___    _________________
[________________________]  [___]  [_________________]
Minor's First Name           M.I   Last Name

 _   _   _    _   _    _   _   _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]
Minor's Social Security Number


[_][_]-[_][_]-[_][_][_][_]                           ___________________________
Minor's Birthday                                            Name of State

5.  Mailing Address
--------------------------------------------------------------------------------

 ________________________________________    ________________
[________________________________________]  [________________]
Street                                      Apt. No.
 _______________________________   _______   ________________
[_______________________________] [_______] [________________]
City                              State     Zip
  _________________________         _________________________
[(_______)_________________]      [(_______)_________________]
Daytime Phone Number              Evening Phone Number

Citizen of:_________________ U.S. ____  Other __________________________________

Other Addresses (if necessary for mailing of duplicate statements)

 ________________________________________    ________________
[________________________________________]  [________________]
Street                                      Apt. No.
 _______________________________   _______   ________________
[_______________________________] [_______] [________________]
City                              State     Zip


6. Distribution Options
   Please indicate how you would like to receive distributions
--------------------------------------------------------------------------------
    _
1. [_] Dividends are to be reinvested
    _
2. [_] Dividends are to be credited to account indicated above
    _
3. [_] Capital gains are to be reinvested

4. [_] Capital gains are to be credited to account indicated above

Dividends and capital gains will be automatically reinvested at net asset value unless otherwise indicated.

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7. Systematic Investment Plan
   Amounts (minimum $100) will be automatically drawn on your designated Chase deposit account and invested in your JPMorgan Money Market Fund. Please staple voided check or savings deposit slip.
--------------------------------------------------------------------------------

Authorization Form

Invest automatically the amount of $_____________ on or about the ___________ day of the month. Purchases will be made monthly unless you wish to elect quarterly by checking this box [_].

If the day you selected for your automatic purchase falls on a holiday or a weekend, the purchase will occur on the following business day. Your first automatic investment will occur no sooner than two weeks after the receipt of your request.

Funds will be drawn from my/our
 _____________________________________________________________________________
[_____________________________________________________________________________]
Chase deposit account #______________________________

(this must be the same as the Chase deposit account currently linked to your JPMorgan Money Market Fund).
 _____________________________________________________________________________
[_____________________________________________________________________________]
JPMorgan Money Market Fund Name
 _____________________________________________________________________________
[_____________________________________________________________________________]
JPMorgan Money Market Fund Account No.
 _____________________________________________________________________________
[_____________________________________________________________________________]
Bank Address
 ______________________________            ___________________________________
[______________________________]          [___________________________________]
Account Representative Name               Account Representative Telephone No.
 _____________________________________________________________________________
[_____________________________________________________________________________]
Customer Name
 _____________________________________________________________________________
[_____________________________________________________________________________]
Customer Name
 ___________________________________________      _____________________________
[___________________________________________]    [_____________________________]
Customer Signature                                Date
 _____________________________________________    _____________________________
[____________________________________________]   [_____________________________]
Customer Signature                                Date

8. Telephone Authoization
--------------------------------------------------------------------------------

My initial purchase of shares in this mutual fund is being made in writing on this mutual fund order form. Subsequent purchases, redemptions, or other transactions may b made by telephone, facsimile or other electronic communication without a signature guarantee. I authorize Chase to accept my telephone instructions and agree to the terms and conditions contained in this mutual fund order form. Chase may delay any instructions, however given, if it has reason to believe they are incompete, inaccurate or unauthorized. In connection with telephone transactions, Chase may employ one or more of the following or similar procedures: PIN number, request for identification (e.g. social security number or account number), recorded line or written confirmation.


9. Customer Warranties and Agreements
--------------------------------------------------------------------------------

I/we/the undersigned (the undersigned) represents that he/she has full authority and is of legal age to purchase and redeem and effect other transactions in Fund shares pursuant to this Fund Account Application. The undersigned acknowledges that he/she has received and read the applicable Fund Prospectus and agrees to its terms and conditions. The undersigned understands the investment objectives of the Fund(s) and has determined that the Fund(s) is/are a suitable investment based upon his/her investment needs and financial situation. The undersigned hereby appoints Chase as his/her agent in dealing with J.P. Morgan (JPM) with respect to all purchases, redemptions and other transactions in shares of the Fund(s), and, in this capacity, to accept and act upon his/her instructions.

The undersigned agrees to the terms and conditions of this Fund Account Application.

By signing below the undersigned consents to Chase and its affilicates, JPM, the Funds, their affilicates, subagents, and agents exchanging amoung themselves and other certain information about him/her and his/her accounts, including information used to offer investment products and insurance products to him/her, except to the extent that the undersigned instructs Chase otherwise in accordance with Chase's Fair Reporting Act Disclosure.

Joint Tenants: The Fund(s) may accept instructions(s) regarding the JPMorgan Funds Account from either of the undersigned without liability to the other joint tenant. If neither joint tenant provides the Fund with a signed written request not to redeem shares or release any monies in the Account, the Fund(s) may, at (its)(their) option, require the written authorization of both of the undersigned before redeeming any shares or releasing any monies from the Account.

The distributor of the Fund(s) is JPM, an entity not affiliated with Chase. Chase and its affiliates receive compensation for providing services to the Funds, including shareholder services.

The undersigned further acknowledges and certifies that he/she understands that:
Securities (including mutual funds) are not bank deposits and are not FDIC Insured, nor are they obligations of or guaranteed by Chase or its affiliates. Securities (including mutual funds) and annuities involve investment risks, including the possible loss of the principal amount invested.


Individual


 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                        Date

 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                        Date


Corporations, Partnerships, or Other Entity

 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                                      Title             Date
 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                                      Title             Date

10.  Authorization to Initiate Debit and Credit Entries and IRS Certification
--------------------------------------------------------------------------------

This authority is to remain in full force and effect until Chase has received written notification from me of its termination in such time and in such manner as to afford Chase and JPM a reasonable opportunity to act on it.

The undersigned agrees that neither Chase, JPM, the Funds, nor any of their affiliates will be responsible for the authencity of any instructions given and shall be fully indemnified and held harmless from any and all direct and indirect liabilities, losses, or costs or expenses resulting from acting upon such transactions.

Subject to the terms and conditions herein and in the applicable Fund's prospectus and statement of additional information, the undersigned releases and agrees to hold harmless Chase, JPM, the Funds, or any of their affiliates or agents against any claim, liability, loss, damage, and expense for any act or failure to act in connection with Fund shares, any related investment account, priviledges or services, and oral and written instructions relating thereto.

The undrsigned certifies that any tax certifications made to Chase and its affiliates may be used by and relied upon by JPM, the Funds or any of their affilates or agents.


Check One: [_] U.S. Citizen        [_] Resident Alien
            _
           [_] Non-Resident Alien; Country of Tax Residency ___________________

Under the penalties of perjury, the undersigned certifies that (1) he/she is a citizen or resident of the United States (state country) [_] (2) the Social Security Number or Taxpayer Identification Number shown in Section 2 above is correct, and (3) he/she is not subject to backup withholding either because he/she has not been notified that he/she is subject to backup withholding as a result of a failure to report all interest and dividends, or the Internal Revenue Service has notified him/her that he/she is no longer subject to backup withholding. (If the undersigned is subject to backup withholding, cross out the words after (3) above.). The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


Individual


 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                        Date

 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                        Date


Corporations, Partnerships, or Other Entity

 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                                      Title             Date
 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                                      Title             Date

11. Certificate of Authority
--------------------------------------------------------------------------------

A.  PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The above signed certify (certifies) that they are all the general partners/trustees of the Shareholder and that they have done the following under the authority of the Shareholder's partnership agreement/trust instrument:
(1) empowered the general partner/trustee executing this Application to do so on behalf of the shareholder, and (2) empowered the below-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above. This authorization will remain in full force until otherwise notified in writing by the Partnership or Trust. If there are not enough spaces here for all the necessary signatures, complete a separate certificate containing the language of Certificate A and attach it to the Application.


 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Name/Title                                   Signature           Date



 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Name/Title                                   Signature           Date


B.  CERTICATION OF CORPORATE RESOLUTION (Required for Corporations)

The above signed is(are) duly authorized by corporate resolution or otherwise to act on behalf of the Company in connection with the Company's ownership of shares of the Fund(s). In particular, and without limitation of the foregoing, said individual(s) is(are) authorized to give instructions for the purchase, sale or transfer of said shares and to execute any necesssary forms in connection therewith. The Fund(s) and the agents of the Fund(s) may consider this authorization to be in full force and effect until otherwise notified in writing by the Company.


In Witness Whereof, the undersigned has executed this certification this

_____________________ day of ___________________, 20



Secretary_________________________________________

Another officer if Secretary) is authorized to act pursuant to the above.

To Be Completed By Institutional Investors, Corporations, Partnerships and Trusts Only

12.  Person(s) Authorized To Conduct Transactions
--------------------------------------------------------------------------------
The following persons ("Authorized Person(s)") are currently officers, trustees, general partners, or other authorized agents of the Shareholder. Any _______* of the Authorized Person(s) is, by lawful and appropriate action of the Shareholder, a person entitled to give instructions regarding purchases and redemptions or to make inquiries, regarding your Account.

 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date
 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date
 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date
 _____________________________________   _____________________    _____________
[_____________________________________] [_____________________]  [_____________]
Name/Title                              Signature                Date

DST Systems, Inc. ("DST") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither DST nor any entity on behalf of which DST is acting shall be liable for any claims or expenses (including legal fees) or for any losses, resulting from actions taken upon any instructions believed to be genuine. DST may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally applicable to any successor of DST.

*If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.

--------------------------------------------------------------------------------

Return form to your account officer or:

The Chase Manhattan Bank, New Account Processing, P.O. Box 92790, Rochester, NY 14692-8890

     For Internal Use Only (to be completed by Chase Account Representative)

      ____________________________      _____________________    _____________
     [____________________________]    [_____________________]  [_____________]
     Chase Manhattan Bank Division      Profit/Cost Center       Dealer

      ____________________________                               _____________
     [____________________________]                             [_____________]
     Account Representative Name                                 Social Code

      ____________________________           _________________________________
     [____________________________]         [_________________________________]
     Account Representative No.             Account Representative Telephone No.

================================================================================
CONNECTICUT
DAILY TAX FREE
INCOME FUND, INC.                           600 Fifth Avenue, New York, NY 10020
                                                                  (212) 830-5220
================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 31, 2001
          RELATING TO THE CONNECTICUT DAILY TAX FREE INCOME FUND, INC., EVERGREEN SHARES OF CONNECTICUT DAILY TAX FREE INCOME FUND, INC. AND THE
   JPMORGAN SELECT SHARES OF THE CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
                         PROSPECTUSES DATED MAY 31, 2001

This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectuses of Connecticut Daily Tax Free Income Fund, Inc., Evergreen Shares of Connecticut Daily Tax Free Income Fund, Inc. and JPMorgan Select shares of Connecticut Daily Tax Free Income Fund, Inc. (each, the "Fund"), dated May 31, 2001, and should be read in conjunction with each Fund's Prospectus.

A Prospectus may be obtained from any Participating Organization or by writing or calling the Fund toll-free at (800) 221-3079. The Financial Statements of the Fund have been incorporated by reference into the SAI from the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll-free number provided. The material relating to Purchase, Redemption and Pricing of Shares has been incorporated by reference to the Prospectus for each Class of Shares.

If you wish to invest in Evergreen Shares of the Fund, you should obtain a separate Prospectus by writing to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 or by calling toll free 1-(800) 807-2840.

If you wish to invest in JPMorgan Select shares of the Connecticut Daily Tax Free Income Fund, Inc. you should obtain a separate prospectus by writing to JPMorgan Funds Service Center, P.O. Box 219392, Kansas City, Missouri 64121-9392 or by calling (800) 34-VISTA.

This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.

                                Table of Contents

--------------------------------------------------------------------------------------------------------------------
Fund History....................................2           Capital Stock and Other Securities.....................18
Description of the Fund and its Investments                 Purchase, Redemption and Pricing Shares................19
  and Risks.....................................2           Taxation of the Fund...................................20
Management of the Fund.........................12           Underwriters...........................................21
Control Persons and Principal Holders of                    Calculation of Performance Data........................22
  Securities...................................14           Financial Statements...................................23
Investment Advisory and Other Services.........15           Description of Ratings.................................24
Brokerage Allocation and Other Practices.......18           Taxable Equivalent Yield Tables........................25

I.  FUND HISTORY

The Fund was incorporated on March 8, 1985 in the state of Maryland.

II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is an open-end, management investment company that is a short-term, tax-exempt money market fund. The Fund's investment objectives are to seek as high a level of current income exempt from regular Federal tax and Connecticut personal income taxes as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. No assurance can be given that these objectives will be achieved.

The following discussion expands upon the description of the Fund's investment objectives and policies in the Prospectus.

The Fund's assets will be invested primarily in (i) high quality debt obligations issued by or on behalf of the State of Connecticut, other states, territories and possessions of the United States and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer at the date of issuance, currently exempt from regular Federal income taxation ("Municipal Obligations") and in (ii) Participation Certificates in Municipal Obligations purchased from banks, insurance companies or other financial institutions (which cause the Fund to be treated as the owner of an interest in the underlying Municipal Obligations for Federal income tax purposes). Dividends that are properly designated by the Fund as derived from Municipal Obligations and Participation Certificates will be exempt from regular Federal income tax provided the Fund qualifies as a regulated investment company and complies with Section 852(b)(5) of the Internal Revenue Code of 1986 (the "Code"). Although the Supreme Court has determined that Congress has the authority to tax the interest on bonds such as the Municipal Obligations, existing law excludes such interest from regular Federal income tax. However, such interest, may be subject to the Federal alternative minimum tax.

Securities, the interest income on which is subject to regular Federal, state and local income tax, will not exceed 20% of the value of the Fund's total assets. Exempt-interest dividends that are correctly identified by the Fund as derived from obligations issued by or on behalf of the State of Connecticut or any Connecticut local governments, or their instrumentalities, authorities or districts ("Connecticut Municipal Obligations") will be exempt from Connecticut personal income taxes. Exempt-interest dividends correctly identified by the Fund as derived from obligations of Puerto Rico and the Virgin Islands, as well as any other types of obligations that Connecticut is prohibited from taxing under the Constitution or the laws of the United States of America ("Territorial Municipal Obligations"), also should be exempt from the Connecticut Personal Income Tax provided the Fund complies with applicable Connecticut laws. (See "Connecticut Income Taxes" herein.) To the extent that suitable Connecticut Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends on these will be designated by the Fund as derived from interest income which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax but will be subject to the Connecticut Personal Income Tax during periods of adverse market conditions as determined by the Fund's investment manager (the "Manager"), the Fund will invest at least 65% of its assets in Connecticut Municipal Obligations, although the exact amount of the Fund's assets invested in such securities will vary from time to time. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less and to value its investment portfolio at amortized cost and maintain a net asset value at $1.00 per share of each Class. There can be no assurance that this value will be maintained.

The Fund may hold uninvested cash reserves pending investment. The Fund's investments may include "when-issued" Municipal Obligations, stand-by commitments and taxable repurchase agreements. Although the Fund will attempt to invest 100% of its assets in Municipal Obligations and in Participation Certificates, the Fund reserves the right to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to regular Federal, state and local income tax. The Fund may invest more than 25% of its assets in Participation Certificates purchased from banks in industrial revenue bonds and other Connecticut Municipal Obligations. In view of this possible "concentration" in bank Participation Certificates in Connecticut Municipal Obligations, an investment in Fund shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Demand Instruments and Participation Certificates" herein.) The investment objectives of the Fund described in the preceding paragraphs of this section may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. As used herein, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of
(i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may only purchase United States dollar-denominated securities that have been determined by the Fund's Board of Directors to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) securities which have or are deemed to have remaining maturities of 397 days or less and are rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs"); or (ii) unrated securities determined by the Fund's Board of Directors to be of comparable quality. In addition, securities which have or are deemed to have remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e. with maturities greater than 366 days) are deemed unrated and may be purchased if such had received a long-term rating from the Requisite NRSROs in one of the three highest rating categories. Provided, however, that such may not be purchased if it (i) does not satisfy the rating requirements set forth in the preceding sentence and (ii) has received a long-term rating from any NRSRO that is not within the three highest long-term rating categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment manager's actions.

In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the Investment Company Act of 1940 ,as amended, (the "1940 Act") or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of the Fund. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the SEC of such fact and of the actions that the Fund intends to take in response to the situation.

All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations or Participation Certificates issued by a single issuer. The Fund shall not invest more than 5% of its total assets in Municipal Obligations issued by a single issuer unless such Municipal Obligations are Securities of the highest quality.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ( "Code"). The Fund will be restricted in that at the close of each quarter of the taxable year, at least 50% of the value of its total assets must be represented by cash, government securities, regulated investment company securities and other securities which is limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than Government securities or regulated investment company securities. The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)

Description Of Municipal Obligations

As used herein, "Municipal Obligations" include the following as well as "Variable Rate Demand Instruments" and "Participation Certificates".

1. Municipal Bonds with remaining maturities of 397 days or less that are Eligible Securities at the time of acquisition. Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities"). They generally have a maturity at the time of issuance of one year or more and are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

     In addition, certain kinds of "private activity bonds" are issued by public authorities to provide funding for various privately operated industrial facilities (hereinafter referred to as "industrial revenue bonds" or "IRBs"). Interest on IRBs is generally exempt, with certain exceptions, from regular Federal income tax pursuant to Section 103(a) of the Code, provided the issuer and corporate obligor thereof continue to meet certain conditions. (See "Federal Income Taxes" herein.) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is no established secondary market for the IRBs, the IRBs or the Participation Certificates in IRBs purchased by the Fund will be supported by letters of credit, guarantees or insurance that meet the definition of Eligible Securities at the time of acquisition and provide the demand feature which may be exercised by the Fund at any time to provide liquidity. Shareholders should note that the Fund may invest in IRBs acquired in transactions involving a Participating Organization. In accordance with Investment Restriction 6 herein, the Fund is permitted to invest up to 10% of the portfolio in high quality, short-term Municipal Obligations (including IRBs) meeting the definition of Eligible Securities at the time of acquisition that may not be readily marketable or have a liquidity feature.

2. Municipal Notes with remaining maturities of 397 days or less that are Eligible Securities at the time of acquisition. The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. Project notes are issued by local agencies and are guaranteed by the United States Department of Housing and Urban Development. Project notes are also secured by the full faith and credit of the United States. The Fund's investments may be concentrated in Municipal Notes of Connecticut issuers.

3. Municipal Commercial Paper that is an Eligible Security at the time of acquisition. Issues of Municipal Commercial Paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing. They are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

4. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses. These clauses provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase Municipal Leases subject to a non-appropriation clause where the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, a guarantee, insurance or other comparable undertaking of an approved financial institution. These types of Municipal Leases may be considered illiquid and subject to the 10% limitation of investments in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of Municipal Leases. In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any Municipal Leases are illiquid, such lease will be subject to the 10% limitation on investments in illiquid securities.

5. Any other Federal tax-exempt obligations, and to the extent possible, Connecticut gross income tax-exempt obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions whose inclusion in the Fund would be consistent with the Fund's investment objectives, policies and risks described herein and permissible under Rule 2a-7 under the 1940 Act.

Subsequent to its purchase by the Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall promptly reassess whether the Municipal Obligation presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines that these actions are in the best interest of the Fund and its shareholders. However, reassessment is not required if the Municipal Obligation is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.

In addition, in the event that a Municipal Obligation (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issues of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of the Fund. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the SEC of such fact and of the actions that the Fund intends to take in response to the situation.

Variable Rate Demand Instruments and Participation Certificates

Variable rate demand instruments that the Fund will purchase are tax-exempt Municipal Obligations. They provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

The variable rate demand instruments in which the Fund may invest are payable on demand on not more than thirty calendar days' notice and may be exercised at any time or at specified intervals not exceeding 397 days depending upon the terms of the instrument. Variable rate demand instruments that cannot be disposed of properly within seven days in the ordinary course of business are illiquid securities. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to 397 days. The adjustments are based upon the "prime rate"* of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund decides which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. A fund utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act may purchase variable rate demand instruments only if (i) the instrument is subject to an unconditional demand feature, exercisable by the Fund in the event of a default in the payment of principal or interest on the underlying securities, that is an Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as an Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories, or if unrated, is determined to be of comparable quality by the Fund's Board of Directors. The Fund's Board of Directors may determine that an unrated variable rate demand instrument meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets the quality criteria for the Fund stated herein or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever not deemed to be an Eligible Security, the Fund either will sell it in the market or exercise the demand feature.

--------
* The prime rate is generally the rate charged by a bank to its most creditworthy customers for short-term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

The variable rate demand instruments that the Fund may invest in include Participation Certificates purchased by the Fund from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Obligations (expected to be concentrated in IRBs) owned by such institutions or affiliated organizations. The Fund will not purchase Participation Certificates in fixed rate tax-exempt Municipal Obligations without obtaining an opinion of counsel that the Fund will be treated as the owner thereof for Federal income tax purposes. A Participation Certificate gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Fund's eligibility criteria, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the Participation Certificate back to the institution. Where applicable, the Fund can draw on the letter of credit or insurance after no more than 30 days notice either at any time or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Fund intends to exercise the demand only (i) upon a default under the terms of the bond documents, (ii) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares or (iii) to maintain a high quality investment portfolio. The institutions issuing the Participation Certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the Participation Certificate bear the cost of the insurance. However, the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation (see "Expense Limitation" herein). The Manager has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Fund, including the Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although these instruments may be sold by the Fund, the Fund intends to hold them until maturity, except under the circumstances stated above.

In view of the possible "concentration" of the Fund in Participation Certificates in Connecticut Municipal Obligations, which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit. The Fund may invest 25% or more of its net assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities. This includes, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The portfolio may contain variable maximum rates set by state law, which limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent state law contains such limits, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the portfolio may contain variable rate demand Participation Certificates in fixed rate Municipal Obligations. The fixed rate of interest on these Municipal Obligations will be a ceiling on the variable rate of the Participation Certificate. In the event that interest rates increase so that the variable rate exceeds the fixed rate on the Municipal Obligations, the Municipal Obligations can no longer be valued at par and may cause the Fund to take corrective action, including the elimination of the instruments from the portfolio. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rates", or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Because of the variable rate nature of the instruments, the Fund's yield will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods where prevailing interest rates have increased, the Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

For purposes of determining whether a variable rate demand instrument held by the Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (i) the period required before the Fund is entitled to receive payment of the principal amount of the instrument or (ii) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to be an Eligible Security it will be sold in the market or through exercise of the repurchase demand feature to the issuer.

When-Issued Securities

New issues of certain Municipal Obligations frequently are offered on a when-issued basis. The payment obligation and the interest rate received on these Municipal Obligations are each fixed at the time the buyer enters into the commitment although delivery and payment of the Municipal Obligations normally take place within 45 days after the date of the Fund's commitment to purchase. Although the Fund only makes commitments to purchase when-issued Municipal Obligations with the intention of actually acquiring them, the Fund may sell these securities before the settlement date if deemed advisable by the Manager.

Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way; that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. A separate account of the Fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market or fair value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although it will not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from Federal income tax.

Stand-by Commitments

When the Fund purchases Municipal Obligations, it may also acquire stand-by commitments from banks and other financial institutions. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Fund with respect to a particular Municipal Obligation held in its portfolio.

The amount payable to the Fund upon its exercise of a stand-by commitment normally will be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund will value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable will be substantially the same as the market value of the underlying Municipal Obligation.

The Fund's right to exercise a stand-by commitment will be unconditional and unqualified. A stand-by commitment will not be transferable by the Fund, although it can sell the underlying Municipal Obligation to a third party at any time.

The Fund expects stand-by commitments to generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after the acquisition of each stand-by commitment.

The Fund will enter into stand-by commitments only with banks and other financial institutions that, in the Manager's opinion, present minimal credit risks. If the issuer of the Municipal Obligation does not meet the eligibility criteria, the issuer of the stand-by commitment will have received a rating which meets the eligibility criteria or, if not rated, will present a minimal risk of default as determined by the Board of Directors. The Fund's reliance upon the credit of these banks and broker-dealers will be supported by the value of the underlying Municipal Obligations held by the Fund that were subject to the commitment.

The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Fund to be fully invested in securities the interest on which is exempt from Federal income tax while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund will be valued at zero in determining net asset value. In those cases in which the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments will not affect the dollar-weighted average maturity of the Fund's portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments the Fund may enter into are subject to certain risks. These include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Fund may apply to the Internal Revenue Service for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from Federal income taxation (see "Federal Income Taxes" herein). In the absence of a favorable tax ruling or opinion of counsel, the Fund will not engage in the purchase of securities subject to stand-by commitments.

Taxable Securities

Although the Fund will attempt to invest 100% of its net assets in tax-exempt Municipal Obligations, the Fund may invest up to 20% of the value of its total assets in securities of the kind described below. The interest income from such securities is subject to regular Federal and Connecticut state income tax. The Fund may purchase and hold such taxable securities under any one or more of the following circumstances: (i) pending investment of proceeds of sales of Fund shares or of portfolio securities, (ii) pending settlement of purchases of portfolio securities, and (iii) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest more than 20% in such taxable securities when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Fund may invest are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (i) obligations of the United States Government or its agencies, instrumentalities or authorities, (ii) commercial paper meeting the definition of Eligible Securities at the time of acquisition, (iii) certificates of deposit of domestic banks with assets of $1 billion or more, and (iv) repurchase agreements with respect to any Municipal Obligations or other securities which the Fund is permitted to own.

Repurchase Agreements

The Fund may invest in instruments subject to repurchase agreements with securities dealers or member banks of the Federal Reserve System. Under the terms of a typical repurchase agreement, the Fund will acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon. Additionally, the Fund or its custodian shall have possession of the collateral, which the Fund's Board believes will give it a valid, perfected security interest in the collateral. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Fund's Board believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than will be the case with securities owned by the Fund. It is expected that repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment, together with illiquid securities held by the Fund, exceeds 10% of the Fund's total net assets. (See Investment Restriction Number 6 herein.) Repurchase agreements are subject to the same risks described herein for stand-by commitments.

Connecticut Risk Factors

As referred to in the Prospectus, the safety of an investment in the Fund depends importantly on the fiscal stability of Connecticut and its subdivisions, agencies, instrumentalities or authorities, which issue the Connecticut Municipal Obligations in which the Fund's investments are concentrated.

The following information is only a summary of risk factors associated with Connecticut. It has been compiled from official government statements and other publicly available documents.

Manufacturing has historically been of prime economic importance to Connecticut (sometimes referred to as the "State"). The State's manufacturing industry is diversified, with the construction of transportation equipment (primarily aircraft engines, helicopters and submarines) being the dominant industry, followed by fabricated metals, non-electrical machinery, and electrical equipment. As a result of a rise in employment in service-related industries and a decline in manufacturing employment, however, manufacturing accounted for only 16.11% of total non-agricultural employment in Connecticut in 1999. Defense-related business represents a relatively high proportion of the manufacturing sector. On a per capita basis, defense awards to Connecticut have traditionally been among the highest in the nation, and reductions in defense spending have considerably reduced this sector's significance in Connecticut's economy.

The average annual unemployment rate in Connecticut increased from a low of 7.6% in 1991 to 3.2% in 1999. Per capita personal income of Connecticut residents increased in every year from 1990 to 1999, rising from $26,736 to $39,300. However, pockets of significant unemployment and poverty exist in several Connecticut cities and towns.

At the end of the 1990-1991 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the nine fiscal years ended June 30, 2000, the General Fund ran operating surpluses, based on the State's budgetary method of accounting, of approximately $110,200,000, $113,500,000, $19,700,000,
$80,500,000, $250,000,000, $262,600,000, $312,900,000, $71,800,000 and
300,400,000, respectively. General Fund budgets adopted for the biennium ending June 30, 2001, authorize expenditures of $11,085,200,000 for the 2000-2001 fiscal year and projected a surplus of $4,800,000 for that year.

As of April 30, 2000, the Comptroller estimated an operating surplus of $402,200,000 for the 1999-2000 fiscal year. Thereafter, following a declaration by the Governor needed to permit the appropriation of funds beyond the limits of the State's expenditure cap, midterm budget adjustments were enacted for the 1999-2000 fiscal year and the 2000-2001 fiscal year. For the 2000-2001 fiscal year, the midterm budget adjustments anticipate General Fund expenditures of $11,280,800,000, unrestricted revenue of $11,281,300,000, and a resulting surplus of only $500,000.

The State's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the State. As of November, 2000, the State had authorized direct general obligation bond indebtedness totaling $13,839,841, of which $11,613,383 had been approved for issuance by the State Bond Commission and $10,045,215 had been issued. As of January 1, 2000, net State direct general obligation bond indebtedness outstanding was $7,127,727,000.

In 1995, the State established the University of Connecticut as a separate corporate entity to issue bonds and construct certain infrastructure improvements. The University was authorized to issue bonds totaling $962,000,000 by June 30, 2005, that are secured by a State debt service commitment to finance the improvements, $471,355 of which were outstanding on November 1, 2000. The State is expected to provide further financing by issuing $18,000.000 of general obligations bonds. To the extent additional costs for the improvements anticipated to be $270,000,000 are not funded from other sources, capital cost reductions or deferrals are expected to be effected.

In addition, the State has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the cities of Bridgeport and West Haven and the Southeastern Connecticut Water Authority. As of November 1, 2000, the amount of bonds outstanding on which the State has limited or contingent liability totaled $4,208,700,000.

In 1984, the State established a program to plan, construct and improve the State's transportation system (other than Bradley International Airport). The total cost of the program through June 30, 2004, is currently estimated to be $14.1 billion, to be met from federal, state, and local funds. The State expects to finance most of its $5.5 billion share of such cost by issuing $5.0 billion of special tax obligation ("STO") bonds. The STO bonds are payable solely from specified motor fuel taxes, motor vehicle receipts, and license, permit and fee revenues pledged therefor and credited to the Special Transportation Fund, which was established to budget and account for such revenues.

The State's general obligation bonds are rated AA by Standard & Poor's and AA by Fitch. On February 21,2001, Moody's upgraded its ratings of the State's general obligation bonds from Aa3- to Aa2.

The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) an action on behalf of all persons with traumatic brain injury who have been placed in certain State hospitals, and other persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services;
(ii) litigation involving claims by Indian tribes to portions of the State's land area; (iii) an action by certain students and municipalities claiming that the State's formula for financing public education violates the State's Constitution and seeking a declaratory judgment and injunctive relief; (iv) an action for money damages for the death of a young physician killed in an automobile accident allegedly as a result of negligence of the State; (v) actions by several hospitals claiming partial refunds of taxes imposed on hospital gross earnings to the extent such taxes related to tangible personal property transferred in the provision of services to patients; and (vi) an action against the State and the Attorney General by importers and distributors of cigarettes previously sold by their manufacturers seeking damages and injunctive relief relating to business losses alleged to result from the 1998 Master Settlement Agreement entered into by most states in litigation against the major domestic tobacco companies and challenging certain related so-called Non Participating Manufacturer statutes.

As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Superior Court ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling and concluded that the State had complied but that the plaintiffs had not allowed the State sufficient time to take additional remedial steps. On December 28, 2000, the plaintiffs filed a motion seeking to have the Superior Court again monitor the states's compliance with the 1996 Supreme Court decision. The fiscal impact of this matter might be significant but is not determinable at this time.

The State's Department of Information Technology coordinated a review of the State's Year 2000 exposure and completed its plans on a timely basis. All mission critical systems and technology infrastructure components are working with no Year 2000 impacts. Nevertheless, there is still a risk that testing for all failure scenarios did not reveal all software or hardware problems or that systems of others on whom the State's systems or service commitments rely were not tested and remediated in a timely fashion. If the necessary remediations were not adequately tested, the Year 2000 problem may have a material impact on the operations of the State.

General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport had authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. State legislation enacted in 1993 prohibits municipal bankruptcy filings without the prior written consent of the Governor.

In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

Regional economic difficulties, reductions in revenues and increases in expenses could lead to further fiscal problems for the State and its political subdivisions, authorities and agencies. Difficulties in payment of debt service on borrowings could result in declines, possibly severe, in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. They may not be changed unless approved by a majority of the outstanding shares of the Fund The term "majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Make portfolio investments other than as described under "Description of the Fund and its Investments and Risks". Any other form of Federal tax-exempt investment must meet the Fund's high quality criteria, as determined by the Board of Directors, and be consistent with the Fund's objectives and policies.

2. Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes. This includes the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

4. Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options. However, securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Description of the Fund and its Investments and Risks" herein.

5. Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

6. Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"), except the Fund may purchase variable rate demand instruments which contain a demand feature. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 10% of the Fund's net assets.

7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests. This shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests in real estate.

8. Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Description of the Fund and its Investments and Risks" herein.

9. Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control.

10. Invest more than 25% of its assets in the securities of "issuers" in any single industry. The Fund may invest more than 25% of its assets in Participation Certificates and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial revenue bond, if that bond is backed only by the assets and revenues of the non-government user, then such non-government user will be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit will be considered a separate security and will be treated as an issue of such government, other entity or bank. Immediately after the acquisition of any securities subject to a Demand Feature or Guarantee (as such terms are defined in Rule 2a-7 of the 1940 Act), with respect to 75% of the total assets of the Fund, not more than 10% of the Fund's assets may be invested in securities that are subject to a Guarantee or Demand Feature from the same institution. However, the Fund may only invest more than 10% of its assets in securities subject to a Guarantee or Demand Feature issued by a Non-Controlled Person (as such term is defined in Rule 2a-7 of the 1940 Act).

11. Invest in securities of other investment companies. The Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

12. Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with a permitted borrowing.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

III.  MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, employs Reich & Tang Asset Management, LLC to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, or officers of Reich & Tang Asset Management, Inc. the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The Directors and Officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020. Mr. Duff may be deemed an "interested person" of the Fund, as defined in the 1940 Act, on the basis of his affiliation with Reich & Tang Asset Management, LLC.

Steven W. Duff, 47 - President and Director of the Fund, has been President of the Mutual Funds Division of the Manager since September 1994. Mr. Duff is also President and a Director/Trustee of 113 other funds in the Reich & Tang Fund Complex, President of Back Bay Funds, Inc., Director of Pax World Money Market Fund, Inc., Executive Vice President of Delafield Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

Dr. W. Giles Mellon, 70 - Director of the Fund, is Professor of Business Administration in the Graduate School of Management, Rutgers University which he has been associated with since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is also a Director/Trustee of 12 other funds in the Reich & Tang Fund Complex.

Robert Straniere, 60 - Director of the Fund, has been a member of the New York State Assembly and a partner with the Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director/Trustee of 12 other funds in the Reich & Tang Fund Complex and a Director of Life Cycle Mutual Funds, Inc.

Dr. Yung Wong, 62 - Director of the Fund, was Director of Shaw Investment Management (UK) Limited from 1994 to October 1995 and formerly General Partner of Abacus Partners Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong is also a Director/Trustee of 12 other funds in the Reich & Tang Fund Complex, and is also a Trustee of Eclipse Financial Asset Trust.

Molly Flewharty, 50 - Vice President of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993 and Senior Vice President since January 2000. Ms. Flewharty is also Vice President of 15 other funds in the Reich & Tang Fund Complex.

Lesley M. Jones, 52 - Vice President of the Fund, has been Senior Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Jones is also a Vice President of 14 other funds in the Reich & Tang Fund Complex.

Dana E. Messina, 44 - Vice President of the Fund, has been Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina is also Vice President of 12 other funds in the Reich & Tang Fund Complex.

Richard DeSanctis, 44 - Treasurer of the Fund, has been Treasurer of the Manager of the Manager since 1993. Mr. DeSanctis is also Treasurer of 14 other funds in the Reich & Tang Fund Complex, and is Vice President and Treasurer of Cortland Trust, Inc.

Rosanne Holtzer, 36 - Assistant Treasurer of the Fund, has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated with from June 1986. Ms. Holtzer is also Assistant Treasurer of 15 other funds in the Reich & Tang Fund Complex.

The Fund paid an aggregate remuneration of $15,000 to its directors with respect to the period ended January 31, 2001, all of which consisted of directors' fees paid to the three disinterested directors, pursuant to the terms of the Investment Management Contract (see "Investment Advisory and Other Services" herein).

Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $3,000 and a fee of $500 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Manager do not receive compensation from the Fund. (See "Compensation Table".)

                                   Compensation Table

                          Aggregate Compensation   Pension or Retirement     Estimated Annual         Total Compensation From
                          From the Fund            Benefits Accrued as Part  Benefits Upon Retirement Fund and Fund Complex Paid
                                                   of Fund Expenses                                   to Directors*
Name of Person,
Position

Dr. W. Giles Mellon,      $5,000                   0                         0                        $56,250 (16 Funds)
Director

Robert Straniere,         $5,000                   0                         0                        $56,250 (16 Funds)
Director

Dr. Yung Wong,            $5,000                   0                         0                        $56,250 (16 Funds)
Director

*
The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending January 31, 2001. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment adviser.

IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On April 30, 2001 there were 71,823,052 Class A shares outstanding, 32,388,545 Class B shares outstanding, 57,593,179 Evergreen shares outstanding and 77,286,676 JPMorgan Select shares outstanding. As of April 30, 2001, the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of April 30, 2001:

                                                                  Nature of
Name and Address                            % of Class            Ownership
Class A Shares
--------------

Jonathan T. Dawson                            20.82%              Beneficial
C/O Dawson Giammalva Capital
354 Pequot Avenue
Southport,  CT  06490-1345

Neuberger & Berman                            20.11%              Record
As Agent for Customer
55 Water Street
New York,  NY  10041

Investors Fiduciary Trust                     14.71%              Record
One South Street - 18th Fl.
Baltimore,  MD  21202

Anthony T. Limpe                               7.68%              Beneficial
Emily T Limpe
119 Porchuck Road
Greenwich,  CT  06831-2920

Dawson Family Partnership L.P.                 5.07%              Beneficial
354 Pequot Avenue
Southport,  CT  06490-1345

Class B Shares
--------------

Morgan Stanley                                24.48%              Record
For the Benefit of Customer
1251 Avenue of the Americas
New York,  NY  10020

Morgan Stanley                                14.78%              Record
For the Benefit of Customer
1251 Avenue of the Americas
New York,  NY  10020

Patrick B Flavin                               9.51%              Beneficial
978 West Road
New Canaan,  CT  06840-2635

Morgan Stanley                                 8.21%              Record
For the Benefit of Customer
1251 Avenue of the Americas
New York,  NY  10020

Morgan Stanley                                 7.65%              Record
For the Benefit of Customer
1251 Avenue of the Americas
New York,  NY  10020

Evergreen Shares
----------------

Evergreen Invest Services                     99.99%              Record
201 S. College Street
Charlotte,  NC  28288-1195

JPMorgan Select Shares
----------------------
IFTC /Vista Mutual Funds                      99.87%              Record
C/O Vista Institutional Dept.
127 West 10th Street
Kansas City,  MO  64105

V.  INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Manager for the Fund is Reich & Tang Asset Management, LLC (the "Manager"), a Delaware limited liability company with principal offices at 600 Fifth Avenue, New York, New York 10020. The Manager was, as of April 30, 2001, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of $15.6 billion. In addition to the Fund, the Manager acts as investment manager of thirteen other investment companies and also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is the managing member and owner of a 99.5% membership interest in Reich & Tang Asset Management, LLC, a limited liability company. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA's general partner, CDC IXIS Asset Management US, LLC ("CDCIAMUS"), is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"). CDCIAMUSC is the sole limited partner of CDCIAMNA. CDCIAMUSC is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company ("CDCIAM"). CDCIAM is majority-owned by CDC Finance-CDC IXIS and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

The eighteen principal subsidiaries or affiliated asset management firms of CDCIANMA, collectively, have more than $134 billion in assets under management or administration as of March 31, 2001.

The Investment Management Contract was approved by the shareholders on October 10, 2000 and is effective as of October 30, 2000. On July 25, 2000, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved the Investment Management Contract for an initial term of two years, extending to January 31, 2002. The contract may be continued in force after the initial term for successive twelve-month periods beginning each October 1, provided that such majority vote of the Fund's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.

The Manager provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Manager on sixty days written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract, the Manager receives from the Fund a fee (the "Management Fee") equal to .30% per annum of the Fund's average daily net assets. The fees are accrued daily and paid monthly. The Manager at its discretion may waive its rights to any portion of the Management Fee or the Administrative Services Fee and may use any portion of the management fee for purposes of shareholder and administrative services and distribution of the Fund's shares.

Pursuant to the Administrative Services Contract with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting related services by The Bank of New York, the Fund's bookkeeping or recordkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. For its services under the Administrative Services Contract, the Manager receives from the Fund a fee (the "Administrative Services Fee") equal to .21% per annum of the Fund's average daily net assets. For the Funds' fiscal years ended January 31, 2001, 2000 and 1999 , the Manager received a fee of $460,253, $364,613 and $364,904, respectively.

For the Fund's fiscal years ended January 31, 2001, 2000 and 1999, the fee paid to the Manager under the Investment Management Contract was $657,504, $520,876, and $521,291, respectively, of which none was voluntarily waived. The Fund's net assets at the close of business on January 31, 2001 totaled $247,786,779. The Manager may waive its rights to any portion of the Management Fee and may use any portion of the Management Fee for purposes of shareholder and administrative services and distribution of the Fund's shares.

Investment management fees and operating expenses which are attributable to all Classes of the Fund will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Participating Organizations to Class A, Evergreen and JPMorgan Select shareholders pursuant to the Plan shall be compensated by the Distributor from its own resources which includes the shareholder servicing fee and past profits, and the Manager from its own resources which includes the Management Fee and past profits. Expenses incurred in the distribution of Class B shares and the servicing of Class B shares shall be paid by the Manager.

Distribution And Service Plan

The Fund's distributor is Reich & Tang Distributors, Inc. (the "Distributor"), a Delaware corporation with principal officers at 600 Fifth Avenue, New York, New York 10020. Pursuant to Rule 12b-1 under the 1940 Act, the SEC requires that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to Class A, Evergreen and JPMorgan Select shares) with the Distributor, as distributor of the Fund's shares.

The Class A, Evergreen and JPMorgan Select shares will be offered to investors who desire certain additional shareholder services from Participating Organizations that are compensated by the Fund's Manager and Distributor for such services. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% per annum of the Fund's average daily net assets of the Class A, Evergreen and JPMorgan Select shares of the Fund (the "Shareholder Servicing Fee"). The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for purposes of distribution of the Fund's Class A, Evergreen and JPMorgan Select shares and for payments to Participating Organizations with respect to servicing their clients or customers who are Class A, Evergreen and JPMorgan Select shareholders of the Fund. The Class B shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

With respect to Class A shares, for the Fund's fiscal year ended January 31, 2001, the amount payable to the Distributor under the Distribution and Service Plan and Shareholder Servicing Agreement adopted thereunder pursuant to Rule 12b-1 totaled $203,894, none of which was waived. During the same period, the Manager made total payments under the Plan to or on behalf of Participating Organizations of $359,443. Of the total amount paid pursuant to the Plan, $9,560 was utilized for compensation to sales personnel, $4,050 on Travel & Entertainment for sales personnel, $2,498 on Prospectus printing and $255 on Miscellaneous expenses. The excess of such payments over the total payments the Distributor received from the Fund under the Plan represents distribution and servicing expenses funded by the Manager from its own resources including the management fee. For the fiscal year ended January 31, 2001, the total amount spent pursuant to the Plan for Class A shares was 0.37% of the average daily net assets of the Fund, of which 0.20% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Shareholder Servicing Agreement, and an amount representing .17% was paid by the Manager (which may be deemed an indirect payment by the Fund).

With respect to the JPMorgan Select shares, for the Fund's fiscal year ended January 31, 2001, the amount payable to the Distributor under the Distribution and Service Plan and Shareholder Servicing Agreement adopted thereunder pursuant to Rule 12b-1 totaled $99,998. During the same period, the Manager made total payments under the Plan to or on behalf of Participating Organizations of $200,137. Of the total amount paid pursuant to the Plan, $0 was utilized for compensation to sales personnel, $0 on Travel & Entertainment for sales personnel, $10,129 on Prospectus printing and $0 on Miscellaneous expenses. For the fiscal year ended January 31, 2001, the total amount spent pursuant to the Plan for JPMorgan Select shares was .42% of the average daily net assets of the Fund, of which .20% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Shareholder Servicing Agreement, and an amount representing .22% was paid by the Manager (which may be deemed an indirect payment by the Fund).

With respect to the Evergreen shares, for the Fund's fiscal year ended January 31, 2001, the amount payable to the Distributor under the Distribution and Service Plan and Shareholder Servicing Agreement adopted thereunder pursuant to Rule 12b-1 totaled $71,447. During the same period, the Manager made total payments under the Plan to or on behalf of Participating Organizations of $160,817. Of the total amount paid pursuant to the Plan, $0 was utilized for compensation to sales personnel, $0 on Travel & Entertainment for sales personnel, $2,227 on Prospectus printing and $0 on Miscellaneous expenses. For the fiscal year ended January 31, 2001, the total amount spent pursuant to the Plan for Evergreen shares was .46% of the average daily net assets of the Fund, of which .20% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Shareholder Servicing Agreement, and an amount representing .26% was paid by the Manager (which may be deemed an indirect payment by the Fund).

Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations and Distributor in carrying out their obligations under the Shareholder Servicing Agreement with respect to the Class A, Evergreen and JPMorgan Select shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Class A, Evergreen and JPMorgan Select shares of the Fund, (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares, and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Manager, at its expense, also may from time to time provide additional promotional incentives to Participating Organization who sell Fund shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits for the purpose enumerated in (i) above. The Distributor determines the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract or the Shareholder Servicing Agreement in effect for that year.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan was most recently approved on January 27, 2000 to continue in effect for one year. Thereafter it may continue in effect for successive annual periods provided it is approved by the Class A, Evergreen and JPMorgan Select shareholders or by the Board of Directors. This includes a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without Class A, Evergreen and JPMorgan Select shareholders approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's Class A, Evergreen and JPMorgan Select shareholders.

Custodian And Transfer Agent

The Bank of New York, 100 Church Street, New York, NY 10286, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc., an affiliate of the Fund's Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 is the registrar, transfer agent and dividend disbursing agent for the Evergreen Shares of the Fund. DST Systems, Inc., 127 West 10th Street, Kansas City, Missouri 64105 is transfer agent and dividend disbursing agent for the JPMorgan Select shares of the Fund. The custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

Counsel and Independent Accountants

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 399 Park Avenue, New York, New York 10022.

Matters in connection with Connecticut law are passed upon by Day, Berry and Howard LLP, City Place I, 185 Asylum Street, Hartford, Connecticut 06103.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, independent certified public accountants, have been selected as independent accountants for the Fund.

VI.  BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Thus, the Fund will select a broker for such a transaction based upon which broker can effect the trade at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund purchases Participation Certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is not of a fee charged by the issuing institution for servicing the underlying obligation and issuing the Participation Certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund are made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

VII.  CAPITAL STOCK AND OTHER SECURITIES

The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the portfolios that may be created. Each share of any series of shares when issued has equal dividend, distribution and liquidation rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the unaffected series. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. The Fund is subdivided into four classes of common stock: Class A, Class B, Evergreen Class and

JPMorgan Select Class. Each share, regardless of class, represents an interest in the same portfolio of investments and has identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except: (i) the Class A, Class B, Evergreen Class and JPMorgan Select Class shares have different class designations, (ii) only the Class A, Evergreen and JPMorgan Select shares are assessed a service fee pursuant to the Rule 12b-1 Distribution and Service Plan of the Fund of .20% of each Class' shares' average daily net assets, (iii) only the holders of the Class A , Evergreen and JPMorgan Select shares are entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1, and (iv) the exchange privilege permits stockholders to exchange their shares only for shares of the same class of an investment company that participates on an exchange privilege program with the Fund except for the Evergreen Class, which does not offer an exchange privilege. Payments that are made under the Plan will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividends/distributions.

Under its Articles of Incorporation, the Fund has the right to redeem for cash shares of stock owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent an undue concentration of stock ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual or special meetings only (i) for the election (or re-election) of directors,
(ii) for approval of the revised investment advisory contracts with respect to a particular class or series of stock, (iii) for approval of the Fund's distribution agreement with respect to a particular class or series of stock, and (iv) upon the written request of shareholders entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until his successor is elected or qualified or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

VIII.  PURCHASE, REDEMPTION AND PRICING OF SHARES

The material relating to the purchase, redemption and pricing of shares for each Class of shares is located in the Shareholder Information section of each prospectus and is hereby incorporated by reference.

Net Asset Value

The Fund does not determine net asset value per share of each Class on any day in which the New York Stock Exchange is closed for trading. Those days include:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value of the Fund's shares is determined as of 12 noon, New York City time, on each Fund Business Day. The net asset value of a Class is computed by dividing the value of the Fund's net assets for such Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding for such Class.

The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund's Board of Directors has established procedures to stabilize the Fund's net asset value at $1.00 per share of each Class. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Fund's $1.00 amortized cost per share of each Class. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Directors determines present minimal credit risks, and will comply with certain reporting and record keeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are Eligible Securities. (See "Description of the Fund and Its Investments and Risks" herein.)

IX.  TAXATION OF THE FUND

Federal Income Taxes

The Fund has elected to qualify and has qualified in the past under the Code as a "regulated investment company" that distributes "exempt-interest dividends" and intends to continue to qualify as long as qualification is in the best interests of its shareholders because qualification as a regulated investment company relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.

If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income) including its net capital gain, if any) will be subject to tax at regular corporate rates without any deduction for distributions to Shareholders, and such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

The Fund's policy is to distribute as dividends each year 100% and in no event less than 90% of its net tax-exempt interest income. Exempt-interest dividends are dividends paid by the Fund that are attributable to interest on obligations, the interest on which is exempt from regular Federal income tax, and are designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during the year.

Exempt-interest dividends are generally excludable from the Fund's shareholders' gross income, although the amount of such interest will have to be disclosed on the shareholder's federal tax return. However, a shareholder should consult its tax advisors with respect to whether exempt-interest dividends retain the exclusion if such shareholder will be treated as a "substantial user" or "related person" with respect to some or all of the private activity bonds, if any, held by the Fund. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. Interest on indebtedness incurred, or continued, to purchase or carry certain tax-exempt securities, such as shares of the Fund, is not deductible. Therefore, among other consequences, a certain proportion of interest on indebtedness incurred, or continued, to purchase or carry securities on margin may not be deductible during the period an investor holds shares of the Fund. For Shareholders that are Social Security recipients, interest on tax-exempt bonds, including exempt-interest dividends paid by the Fund, is added to their adjusted gross income for purposes of computing the amount of social security benefits includible in their gross income. Taxpayers are required to include as an item of tax preference for purposes of the Federal alternative minimum tax all tax-exempt interest on private activity bonds (generally, a bond issue in which more than 10% of the proceeds are used in a non-governmental trade or business, other than Section 501(c)(3) bonds) issued after August 7, 1986. Thus, this provision will apply to any portion of the exempt-interest dividends from the Fund's assets that are attributable to such private activity bonds less any deductions (not allowable in computing Federal income tax) which would have been allowable if such interest were includable in gross income. Shareholders that are corporations are required to increase their alternative minimum taxable income for purposes of calculating their alternative minimum tax liability by 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds its alternative minimum taxable income (determined without this item). In certain cases, Shareholders that are Subchapter S corporations with accumulated earnings and profits from Subchapter C years are subject to a tax on tax-exempt interest.

Although not intended, it is possible that the Fund may realize short-term or long-term capital gains or losses from its portfolio transactions. The Fund may also realize short-term or long-term capital gains upon the maturity or disposition of securities acquired at discounts resulting from market fluctuations. Short-term capital gains are taxable to shareholders as ordinary income when they are distributed. Any net capital gains (the excess of net realized long-term capital gain over net realized short-term capital loss) will be distributed annually to the Fund's shareholders. The Fund will have no tax liability with respect to distributed net capital gains and the distributions will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held Fund shares. However, Fund shareholders who at the time of such a net capital gain distribution have not held their Fund shares for more than 6 months, and who subsequently dispose of those shares at a loss, are required to treat such loss as a long-term capital loss to the extent of the net capital gain distribution. Distributions of net capital gain will be designated as a "capital gain dividend" in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's taxable year. Capital gains realized by corporations are generally taxed at the same rate as ordinary income. Generally, capital gains are taxable at a maximum rate of 20% to non-corporate shareholders who have a holding period of more than 12 months. Corresponding maximum rate rules apply with respect to capital gains dividends distributed by the Fund, without regard to the length of time shares have been held by the shareholder.

The Fund intends to distribute at least 90% of its investment company taxable income (taxable income subject to certain adjustments exclusive of the excess of net long-term capital gain over net short-term capital loss) for each taxable year. These distributions will be taxable to shareholders as ordinary income. The Fund will be subject to Federal income tax on any undistributed investment company taxable income. Expenses paid or incurred by the Fund will be allocated between tax-exempt and taxable income in the same proportion as the amount of the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

If the Fund does not distribute at least 98% of its ordinary income for each calendar year, 98% of its capital gain net income for the one year period ending October 31 (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year) and 100% of all amounts not distributed in the prior year, the Fund will be subject to a nondeductible 4% excise tax on the excess of such amounts over the amounts actually distributed.

If a shareholder fails to provide the Fund with a current taxpayer identification number, the Fund is generally required to withhold 31% of taxable interest, dividend payments, and proceeds from the redemption of shares of the Fund.

Dividends and distributions to shareholders are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of the Fund.

With respect to the variable rate demand instruments, including Participation Certificates therein, the Fund should be treated for Federal income tax purposes as the owner of an interest in the underlying Municipal Obligations and the interest thereon will be exempt from regular Federal income taxes to the Fund and its shareholders to the same extent as interest on the underlying Municipal Obligation. The Internal Revenue Service has announced it will not ordinarily issue advance rulings on the question of ownership of securities or participation interests therein subject to a put and could reach a conclusion different from that described herein.

The United States Supreme Court has held that there is no constitutional prohibition against the Federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from regular income taxation of the interest earned on the Municipal Obligations in accordance with Section 103 of the Code.

From time to time, proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations. If such a proposal is introduced and enacted in the future, the ability of the Fund to pay exempt-interest dividends will be adversely affected and the Fund will reevaluate its investment objective and policies and consider changes in the structure.

Connecticut Income Taxes

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. With respect to "exempt-interest dividends" that are paid by the Fund, in the opinion of Day, Berry & Howard LLP, special Connecticut tax counsel to the Fund, exempt-interest dividends correctly designated as derived from Connecticut Municipal Obligations or Territorial Municipal Obligations received by the Fund are not subject to the Connecticut Personal Income Tax, imposed on the Connecticut taxable income of individuals, trusts and estates.

Exempt-interest dividends that are not derived from Connecticut Municipal Obligations or Territorial Municipal Obligations and any other dividends of the Fund (including, if any, capital gain dividends) are includible in the tax base for the Connecticut Personal Income Tax except that, in the case of taxpayers holding shares of the Fund as capital assets, capital gain dividends derived from Connecticut Municipal Obligations are not subject to the tax.

Exempt-interest dividends, except those derived from Connecticut Municipal Obligations or Territorial Municipal Obligations, are subject to the net Connecticut minimum tax imposed on persons subject to the Connecticut Personal Income Tax who are required to pay the Federal alternative minimum tax. No exempt-interest dividends derived from Connecticut Municipal Obligations are exempt from the Connecticut Corporation Business Tax payable by companies taxed as corporations.

Shareholders are urged to consult their tax advisors with respect to the treatment of distributions from the Fund in their own states and localities.

X.  UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either purchases or redemptions. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, solicits orders for the purchase of the Fund's shares, provided that any subscriptions and orders are not binding on the Fund until accepted by the Fund as principal.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act, repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The new legislation grants banks new authority to conduct certain authorized activity through financial subsidiaries. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution will result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XI.  CALCULATION OF PERFORMANCE DATA

The Fund calculates a seven-day yield quotation using a standard method prescribed by the rules of the SEC. Under that method, the Fund's yield figure, which is based on a chosen seven-day period, is computed as follows: the Fund's return for the seven-day period is obtained by dividing the net change in the value of a hypothetical account having a balance of one share at the beginning of the period by the value of such account at the beginning of the period (expected to always be $1.00). This is multiplied by (365/7) with the resulting annualized figure carried to the nearest hundredth of one percent. For purposes of the foregoing computation, the determination of the net change in account value during the seven-day period reflects (i) dividends declared on the original share and on any additional shares, including the value of any additional shares purchased with dividends paid on the original share, and (ii) fees charged to all shareholder accounts. Realized capital gains or losses and unrealized appreciation or depreciation of the Fund's portfolio securities are not included in the computation. Therefore, annualized yields may be different from effective yields quoted for the same period.

The Fund's "effective yield" for each Class is obtained by adjusting its "current yield" to give effect to the compounding nature of the Fund's portfolio, as follows: the unannualized base period return is compounded and brought out to the nearest one hundredth of one percent by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = [(base period return +
1)365/7] - 1.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day. The Fund's yield for any given period is not an indication, or representation by the Fund, of future yields or rates of return on the Fund's shares, and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. Investors who purchase the Fund's shares directly may realize a higher yield than Participant Investors because they will not be subject to any fees or charges that may be imposed by Participating Organizations.

The Fund may from time to time advertise its tax equivalent current yield. The tax equivalent yield for each Class is computed based upon a 30-day (or one month) period ended on the date of the most recent balance sheet included in this Statement of Additional Information. It is computed by dividing that portion of the yield of the Fund (as computed pursuant to the formulae previously discussed) which is tax exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. The tax equivalent yield for the Fund may also fluctuate daily and does not provide a basis for determining future yields.

The Fund may from time to time advertise a tax equivalent effective yield table which shows the yield that an investor needs to receive from a taxable investment in order to equal a tax-free yield from the Fund. This is calculated by dividing that portion of the Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax-exempt. See "Taxable Equivalent Yield Table" herein.

The Fund's Class A shares' yield for the seven day period ended January 31, 2001 was 3.13%, which is equivalent to an effective yield of 3.18%. The Fund's Class B shares' yield for the seven day period ended January 31, 2001 was 3.36%, which is equivalent to an effective yield of 3.42%. The Fund's Evergreen shares' yield for the seven day period ended

January 31, 2001 was 3.13%, which is equivalent to an effective yield of 3.18%. The Fund's JPMorgan Select shares' yield for the seven day period ended January 31, 2001 was 3.13%, which is equivalent to an effective yield of 3.18%.

XII.  FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal year ended January 31, 2001 and the report therein of PricewaterhouseCoopers LLP are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

Description of Ratings*

Description  of Moody's  Investors  Service,  Inc.'s Two Highest  Municipal Bond
Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Con. ( c ) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (i) earnings of projects under construction, (ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Description of Moody's Investors Service, Inc.'s Two Highest Ratings of State and Municipal Notes and Other Short-Term Loans:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

MIG-1: Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2: Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Standard & Poor's Rating Services Two Highest Debt Ratings:

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

Plus ( + ) or Minus ( - ): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Standard & Poor's does not provide ratings for state and municipal notes.

Description of Standard & Poor's Rating  Services Two Highest  Commercial  Paper
Ratings:

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors  Service,  Inc.'s Two Highest  Commercial Paper
Ratings:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

---------------------------------------
* As described by the rating agencies.

                        CORPORATE EQUIVALENT YIELD TABLE
             (Based on Tax Rates Effective until December 31, 2000)

------------------------------------------------------------------------------------------------------------------------------------
                                  1. If Your Taxable Income Bracket Is . . .
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
Corporate             $0-      $50,001-     $75,001-      $100,001-        $335,001-    $10,000,001-    $15,000,001-     $18,333,334
Return            50,000        75,000      100,000        335,000        10,000,000     15,000,000      18,333,333        and over
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
------------------------------------------------------------------------------------------------------------------------------------
                            2. Then Your Combined Income Tax Bracket Is . . .
------------------------------------------------------------------------------------------------------------------------------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
Federal
Tax Rate            15.00%       25.00%       34.00%         39.00%         34.00%          35.00%          38.00%           35.00%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
State
Tax Rate            7.50%        7.50%        7.50%          7.50%           7.50%          7.50%            7.50%           7.50%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
Combined
Marginal
Tax Rate            21.38%       30.63%       38.95%         43.58%         38.95%          39.88%          42.65%           39.88%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
------------------------------------------------------------------------------------------------------------------------------------
          3. Now Compare Your Tax Free Income Yields With Taxable Income Yields
------------------------------------------------------------------------------------------------------------------------------------
--------------- --------------------------------------------------------------------------------------------------------------------
Tax Exempt                                 Equivalent Taxable Investment Yield
Yield                                      Required to Match Tax Exempt Yield
--------------- --------------------------------------------------------------------------------------------------------------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    2.00%           2.54%        2.88%        3.28%          3.54%           3.28%          3.33%            3.49%           3.33%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    2.50%           3.18%        3.60%        4.10%          4.43%           4.10%          4.16%            4.36%           4.16%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    3.00%           3.82%        4.32%        4.91%          5.32%           4.91%          4.99%            5.23%           4.99%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    3.50%           4.45%        5.05%        5.73%          6.20%           5.73%          5.82%            6.10%           5.82%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    4.00%           5.09%        5.77%        6.55%          7.09%           6.55%          6.65%            6.97%           6.65%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    4.50%           5.72%        6.49%        7.37%          7.98%           7.37%          7.48%            7.85%           7.48%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    5.00%           6.36%        7.21%        8.19%          8.86%           8.19%          8.32%            8.72%           8.32%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    5.50%           7.00%        7.93%        9.01%          9.75%           9.01%          9.15%            9.59%           9.15%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    6.00%           7.63%        8.65%        9.83%          10.63%          9.83%          9.98%           10.46%           9.98%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    6.50%           8.27%        9.37%        10.65%         11.52%         10.65%          10.81%          11.33%           10.81%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------
    7.00%           8.90%        10.09%       11.47%         12.41%          11.47          11.64%          12.21%           11.64%
--------------- ------------- ----------- ------------- --------------- -------------- --------------- ---------------- ------------

To use this chart, find the applicable level of taxable income based on your tax filing status in section one. Then read down to section two to determine your combined tax bracket and, in section three, to see the equivalent taxable yields for each of the tax free income yields given.

                         TAXABLE EQUIVALENT YIELD TABLE
             (Based on Tax Rates Effective until December 31, 2000)


--------------------------------------------------------------------------------------------------------------------------
                                1. If Your Taxable Income Bracket Is . . .
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------

Single                     $0-         $10,001-           $27,051-       $65,551-           $136,751-      $297,301
Return                  10,000          27,050             65,550        136,750             297,300       and over

------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------

Joint                     $0-          $20,001-          $45,201-        $109,251-          $166,451-      $297,301
Return                 20,000           45,200            109,250         166,450            297,300       and over

------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
--------------------------------------------------------------------------------------------------------------------------
                              2. Then Your Combined Income Tax Rate Is . . .
--------------------------------------------------------------------------------------------------------------------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
Federal
Tax Rate               15.00%          15.00%             28.00%            31.00%          36.00%             39.60%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
State
Tax Rate                3.00%           4.50%              4.50%             4.50%           4.50%              4.50%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
Combined
Tax Rate               17.55%          18.83%              31.24%           34.11%          38.88%             42.32%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
--------------------------------------------------------------------------------------------------------------------------
                         3. Now Compare Your Tax Free Income Yields
                                With Taxable Income Yields
--------------------------------------------------------------------------------------------------------------------------
------------------ -------------------------------------------------------------------------------------------------------
   Tax Exempt                   Equivalent Taxable Investment Yield
      Yield                      Required to Match Tax Exempt Yield
------------------ -------------------------------------------------------------------------------------------------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      2.00%             2.43%            2.46%             2.91%             3.04%            3.27%           3.47%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      2.50%             3.03%            3.08%             3.64%             3.79%            4.09%           4.33%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      3.00%             3.64%            3.70%             4.36%             4.55%            4.91%           5.20%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      3.50%             4.24%            4.31%             5.09%             5.31%            5.73%           6.07%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      4.00%             4.85%            4.93%             5.82%             6.07%            6.54%           6.93%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      4.50%             5.46%            5.54%             6.54%             6.83%            7.36%           7.80%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      5.00%             6.06%            6.16%             7.27%             7.59%            8.18%           8.67%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      5.50%             6.67%            6.78%             8.00%             8.35%            9.00%           9.54%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      6.00%             7.28%            7.39%             8.73%             9.11%            9.82%          10.40%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      6.50%             7.88%            8.01%             9.45%             9.86%            10.63%         11.27%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      7.00%             8.49%            8.62%             10.18%           10.62%            11.45%         12.14%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------

To use this chart, find the applicable level of taxable income based on your tax filing status in section one. Then read down to section two to determine your combined tax bracket and, in section three, to see the equivalent taxable yields for each of the tax free income yields given.